UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio

October 31, 2013

Consolidated Portfolio of Investments

Foreign Government Bonds — 37.0%

Security		Principal Amount (000’s omitted)	Value

Albania — 0.5%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	24,274	$34,317,524

Total Albania			$34,317,524

Angola — 0.1%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	5,740	$6,235,075

Total Angola			$6,235,075

Australia — 2.7%
Australia Government Bond, 1.25%, 2/21/22(1)(2)	AUD	25,381	$24,420,445
Australia Government Bond, 5.50%, 4/21/23	AUD	16,587	17,601,425
Australia Government Bond, 5.75%, 7/15/22	AUD	130,198	139,981,989

Total Australia			$182,003,859

Bahrain — 0.1%
Kingdom of Bahrain, 6.125%, 8/1/23(3)	USD	4,095	$4,269,037

Total Bahrain			$4,269,037

Bermuda — 0.7%
Government of Bermuda, 4.854%, 2/6/24(3)	USD	31,245	$31,083,057
Government of Bermuda, 5.603%, 7/20/20(3)	USD	16,732	18,070,560

Total Bermuda			$49,153,617

Brazil — 4.1%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/14	BRL	617,200	$271,341,530

Total Brazil			$271,341,530

Costa Rica — 0.0%(4)
Titulo Propiedad UD, 1.00%, 1/12/22(2)	CRC	1,507,116	$2,638,349
Titulo Propiedad UD, 1.63%, 7/13/16(2)	CRC	168,014	331,101

Total Costa Rica			$2,969,450

Croatia — 1.1%
Croatia Treasury Bill, 0.00%, 2/12/15	EUR	58,771	$75,260,847

Total Croatia			$75,260,847

Ecuador — 0.0%(4)
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	841	$899,870

Total Ecuador			$899,870

Security		Principal Amount (000’s omitted)	Value

Fiji — 0.1%
Republic of Fiji, 9.00%, 3/15/16	USD	4,800	$5,044,155

Total Fiji			$5,044,155

Germany — 0.3%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000	$23,435,961

Total Germany			$23,435,961

Ghana — 0.3%
Ghana Government Bond, 14.25%, 7/25/16	GHS	3,540	$1,432,213
Ghana Government Bond, 16.73%, 1/11/16	GHS	7,526	3,255,996
Ghana Government Bond, 16.90%, 3/7/16	GHS	16,005	6,948,412
Ghana Government Bond, 21.00%, 10/26/15	GHS	9,170	4,324,399
Ghana Government Bond, 23.00%, 8/21/17	GHS	3,400	1,717,124
Ghana Government Bond, 26.00%, 6/5/17	GHS	4,801	2,571,262

Total Ghana			$20,249,406

Guatemala — 0.3%
Republic of Guatemala, 4.875%, 2/13/28(3)	USD	20,060	$19,097,120

Total Guatemala			$19,097,120

Hungary — 1.3%
National Bank of Hungary, 8.875%, 11/1/13	USD	14,320	$14,318,919
Republic of Hungary, 3.50%, 7/18/16(1)	EUR	39,283	54,483,199
Republic of Hungary, 4.375%, 7/4/17(1)	EUR	8,654	12,042,419
Republic of Hungary, 5.50%, 5/6/14(1)	GBP	2,983	4,879,603

Total Hungary			$85,724,140

Jamaica — 0.3%
Jamaica Government International Bond, 8.00%, 6/24/19	USD	10,245	$10,065,712
Jamaica Government International Bond, 10.625%, 6/20/17	USD	7,325	7,947,625

Total Jamaica			$18,013,337

Jordan — 0.4%
Jordan Government Bond, 6.648%, 5/22/14	JOD	4,100	$5,867,263
Jordan Government Bond, 6.925%, 6/4/14	JOD	4,000	5,742,558
Jordan Government Bond, 7.078%, 7/18/14	JOD	800	1,151,418
Jordan Government Bond, 7.387%, 8/30/14	JOD	3,300	4,765,525
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,000	2,922,953
Jordan Government Bond, 8.163%, 3/25/16	JOD	2,000	2,984,183
Jordan Government Bond, 8.60%, 3/4/16	JOD	2,000	3,008,804

Total Jordan			$26,442,704

20	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Kenya — 0.0%(4)
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	$2,234,051

Total Kenya			$2,234,051

Lebanon — 0.2%
Lebanon Treasury Note, 5.94%, 1/9/14	LBP	5,821,700	$3,868,387
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	6,062,310	4,118,339
Lebanon Treasury Note, 8.74%, 7/31/14	LBP	2,325,350	1,581,222
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	4,463,130	3,037,231

Total Lebanon			$12,605,179

Mexico — 2.4%
Mexican Bonos, 7.00%, 6/19/14	MXN	1,253,707	$98,536,965
Mexican Bonos, 8.00%, 12/19/13	MXN	797,010	61,491,744

Total Mexico			$160,028,709

Mongolia — 0.1%
Mongolia Government International Bond, 4.125%, 1/5/18(3)	USD	3,800	$3,594,800

Total Mongolia			$3,594,800

New Zealand — 3.4%
New Zealand Government Bond, 2.00%, 9/20/25(2)	NZD	43,694	$34,469,060
New Zealand Government Bond, 3.00%, 9/20/30(2)	NZD	33,470	28,391,349
New Zealand Government Bond, 5.00%, 3/15/19	NZD	33,390	28,785,055
New Zealand Government Bond, 5.50%, 4/15/23	NZD	16,093	14,259,416
New Zealand Government Bond, 6.00%, 12/15/17	NZD	135,693	121,227,198

Total New Zealand			$227,132,078

Paraguay — 0.1%
Republic of Paraguay, 4.625%, 1/25/23(3)	USD	8,147	$7,780,385

Total Paraguay			$7,780,385

Philippines — 2.1%
Republic of the Philippines, 4.125%, 11/8/17	PHP	350,030	$8,646,223
Republic of the Philippines, 4.625%, 7/5/17	PHP	325,440	8,132,332
Republic of the Philippines, 5.00%, 8/18/18	PHP	585,790	14,942,756
Republic of the Philippines, 5.875%, 1/31/18	PHP	445,190	11,662,896
Republic of the Philippines, 6.25%, 1/27/14	PHP	929,650	21,809,103
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	43,505,207
Republic of the Philippines, 7.00%, 1/27/16	PHP	261,300	6,719,637
Republic of the Philippines, 9.125%, 9/4/16	PHP	879,820	24,334,261

Total Philippines			$139,752,415

Security		Principal Amount (000’s omitted)	Value

Romania — 4.1%
Romania Government Bond, 4.875%, 11/7/19(1)	EUR	26,465	$38,092,398
Romania Government Bond, 5.25%, 6/17/16(1)	EUR	4,070	5,920,135
Romania Government Bond, 5.75%, 1/27/16	RON	216,270	69,243,207
Romania Government Bond, 5.80%, 10/26/15	RON	226,060	72,327,160
Romania Government Bond, 5.85%, 7/28/14	RON	45,210	14,140,554
Romania Government Bond, 5.90%, 7/26/17	RON	89,230	29,054,956
Romania Government Bond, 6.00%, 4/30/15	RON	32,480	10,357,471
Romania Government Bond, 6.00%, 4/30/16	RON	73,940	23,844,714
Romania Government Bond, 6.25%, 10/25/14	RON	29,830	9,421,201
Romania Government Bond, 11.00%, 3/5/14	RON	9,870	3,105,759

Total Romania			$275,507,555

Rwanda — 0.4%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	3,490	$3,236,975
Republic of Rwanda, 6.625%, 5/2/23(3)	USD	25,220	23,391,550

Total Rwanda			$26,628,525

Serbia — 2.4%
Republic of Serbia, 7.25%, 9/28/21(1)	USD	22,652	$23,643,025
Republic of Serbia, 7.25%, 9/28/21(3)	USD	936	976,950
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	420,000	4,991,162
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	784,600	9,241,054
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	791,300	9,196,688
Serbia Treasury Bill, 0.00%, 3/6/14	RSD	4,181,000	48,117,970
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	765,280	8,789,955
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	195,630	2,284,078
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	996,190	11,617,974
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	1,412,950	16,279,001
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,990	444,554
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	324,720	3,685,316
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	7,256,107
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	1,376,300	16,251,232

Total Serbia			$162,775,066

Slovenia — 1.9%
Republic of Slovenia, 4.125%, 1/26/20(1)	EUR	9,851	$12,367,903
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	36,477	45,569,443
Republic of Slovenia, 5.85%, 5/10/23(3)	USD	68,886	67,508,280

Total Slovenia			$125,445,626

Sri Lanka — 2.9%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	35,426	$34,761,763
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	14,760	15,110,550
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	36,699	37,570,601

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	5,142	$5,219,130
Republic of Sri Lanka, 6.25%, 7/27/21(3)	USD	5,870	5,958,050
Republic of Sri Lanka, 7.40%, 1/22/15(3)	USD	1,100	1,153,625
Sri Lanka Government Bond, 7.00%, 3/1/14	LKR	1,502,670	11,386,306
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	591,390	3,947,361
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	130,830	890,530
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	306,840	2,142,192
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	3,544,230	24,860,519
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	1,647,330	11,413,711
Sri Lanka Government Bond, 9.00%, 10/1/14	LKR	421,350	3,202,151
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	3,767,430	25,547,322
Sri Lanka Government Bond, 11.75%, 4/1/14	LKR	589,910	4,544,724
Sri Lanka Government Bond, 11.75%, 3/15/15	LKR	448,760	3,494,982

Total Sri Lanka			$191,203,517

Tanzania — 0.1%
United Republic of Tanzania, 6.392%, 3/9/20(1)(5)	USD	8,170	$8,578,500

Total Tanzania			$8,578,500

Turkey — 3.5%
Hazine Mustesarligi Varlik Kiralama AS, 4.557%, 10/10/18(3)	USD	8,991	$9,213,078
Turkey Government Bond, 0.00%, 4/9/14	TRY	150,336	73,210,983
Turkey Government Bond, 2.00%, 10/26/22(2)	TRY	14,713	7,153,116
Turkey Government Bond, 3.00%, 1/6/21(2)	TRY	22,174	11,702,214
Turkey Government Bond, 3.00%, 7/21/21(2)	TRY	27,265	14,293,301
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	214,514	119,977,532

Total Turkey			$235,550,224

Uruguay — 0.3%
Monetary Regulation Bill, 0.00%, 2/27/14(2)	UYU	29,946	$1,372,954
Monetary Regulation Bill, 0.00%, 3/26/15(2)	UYU	260,632	11,329,315
Monetary Regulation Bill, 0.00%, 7/2/15(2)	UYU	115,145	4,945,745
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(2)	UYU	36,305	1,610,669
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(2)	UYU	4,774	220,344
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	34,315	1,512,293

Total Uruguay			$20,991,320

Venezuela — 0.8%
Bolivarian Republic of Venezuela, 8.50%, 10/8/14	USD	50,682	$50,251,203

Total Venezuela			$50,251,203

Total Foreign Government Bonds (identified cost $2,452,523,395)			$2,474,516,785

Debt Obligations — United States — 35.3%

Corporate Bonds & Notes — 0.0%(4)

Security	Principal Amount	Value

Eaton Corp., 8.875%, 6/15/19	$500,000	$633,110

Total Corporate Bonds & Notes (identified cost $521,629)		$633,110

Collateralized Mortgage Obligations — 1.2%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$213,562	$246,615
Series 1548, Class Z, 7.00%, 7/15/23	208,919	235,341
Series 1650, Class K, 6.50%, 1/15/24	1,299,257	1,432,568
Series 1817, Class Z, 6.50%, 2/15/26	161,792	180,300
Series 1927, Class ZA, 6.50%, 1/15/27	639,783	715,421
Series 2127, Class PG, 6.25%, 2/15/29	903,122	1,003,780
Series 2344, Class ZD, 6.50%, 8/15/31	1,269,843	1,410,843
Series 2458, Class ZB, 7.00%, 6/15/32	2,155,006	2,462,987

		$7,687,855

Federal National Mortgage Association:
Series 1992-180, Class F, 1.32%, 10/25/22(6)	$781,632	$796,179
Series 1993-16, Class Z, 7.50%, 2/25/23	774,336	881,674
Series 1993-79, Class PL, 7.00%, 6/25/23	539,345	609,686
Series 1993-104, Class ZB, 6.50%, 7/25/23	222,147	250,934
Series 1993-121, Class Z, 7.00%, 7/25/23	3,097,264	3,501,535
Series 1993-141, Class Z, 7.00%, 8/25/23	587,138	664,138
Series 1994-42, Class ZQ, 7.00%, 4/25/24	3,598,592	4,101,439
Series 1994-79, Class Z, 7.00%, 4/25/24	710,703	815,527
Series 1994-89, Class ZQ, 8.00%, 7/25/24	555,085	646,752
Series 1996-35, Class Z, 7.00%, 7/25/26	180,856	206,336
Series 1998-16, Class H, 7.00%, 4/18/28	507,407	580,878
Series 1998-44, Class ZA, 6.50%, 7/20/28	909,369	1,037,298
Series 1999-25, Class Z, 6.00%, 6/25/29	1,121,533	1,241,536
Series 2000-2, Class ZE, 7.50%, 2/25/30	230,527	268,318
Series 2000-49, Class A, 8.00%, 3/18/27	682,753	804,222
Series 2001-31, Class ZA, 6.00%, 7/25/31	7,404,216	8,196,324
Series 2001-37, Class GA, 8.00%, 7/25/16	40,538	42,977
Series 2001-74, Class QE, 6.00%, 12/25/31	2,389,523	2,632,425
Series 2009-48, Class WA, 5.832%, 7/25/39(7)	9,397,396	10,528,475
Series 2011-38, Class SA, 12.989%, 5/25/41(8)	10,181,731	10,590,632
Series G48, Class Z, 7.10%, 12/25/21	664,973	740,993
Series G92-60, Class Z, 7.00%, 10/25/22	1,496,533	1,655,798
Series G93-1, Class K, 6.675%, 1/25/23	1,012,716	1,134,841
Series G93-31, Class PN, 7.00%, 9/25/23	3,028,243	3,429,681

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series G93-41, Class ZQ, 7.00%, 12/25/23	$6,182,748	$7,004,373
Series G94-7, Class PJ, 7.50%, 5/17/24	991,015	1,143,980

		$63,506,951

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$688,129	$779,633
Series 1996-22, Class Z, 7.00%, 10/16/26	547,475	622,507
Series 1999-42, Class Z, 8.00%, 11/16/29	1,638,612	1,942,535
Series 2000-21, Class Z, 9.00%, 3/16/30	2,374,945	2,894,977
Series 2001-35, Class K, 6.45%, 10/26/23	225,736	253,662

		$6,493,314

Total Collateralized Mortgage Obligations (identified cost $73,492,787)		$77,688,120

Mortgage Pass-Throughs — 16.4%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.452%, with maturity at 2036(9)	$5,783,382	$6,140,095
2.901%, with maturity at 2035(9)	4,847,416	5,145,993
3.247%, with maturity at 2029(9)	821,274	836,632
3.291%, with maturity at 2023(9)	203,458	213,718
4.328%, with maturity at 2030(9)	1,195,203	1,302,375
4.50%, with various maturities to 2035	2,859,035	3,024,059
5.00%, with various maturities to 2019	2,153,544	2,281,862
5.50%, with various maturities to 2019	6,623,879	7,013,171
6.00%, with various maturities to 2035	45,479,184	50,605,908
6.50%, with various maturities to 2033	39,123,855	43,937,917
6.60%, with maturity at 2030	2,126,713	2,491,993
7.00%, with various maturities to 2036	39,764,589	45,895,223
7.31%, with maturity at 2026	137,062	151,546
7.50%, with various maturities to 2035	23,370,995	27,392,421
7.95%, with maturity at 2022	332,483	388,114
8.00%, with various maturities to 2034	8,714,187	10,449,729
8.15%, with maturity at 2021	156,275	180,667
8.30%, with maturity at 2021	40,269	44,622
8.47%, with maturity at 2018	65,206	70,881
8.50%, with various maturities to 2028	789,291	929,365
9.00%, with various maturities to 2027	1,475,218	1,741,503
9.50%, with maturity at 2027	163,447	184,519
9.75%, with maturity at 2016	878	929
10.00%, with various maturities to 2020	425,434	482,630
10.50%, with maturity at 2021	260,047	297,339
11.00%, with maturity at 2016	213,287	231,683

		$211,434,894

Security	Principal Amount	Value

Federal National Mortgage Association:
2.204%, with various maturities to 2035(9)	$39,307,886	$40,935,804
2.205%, with various maturities to 2038(9)	1,464,634	1,521,674
2.206%, with maturity at 2022(9)	1,672,298	1,718,088
2.273%, with maturity at 2035(9)	4,558,063	4,727,090
2.275%, with maturity at 2028(9)	232,258	242,960
2.354%, with maturity at 2025(9)	1,165,336	1,210,536
2.554%, with maturity at 2024(9)	866,010	903,748
3.159%, with maturity at 2023(9)	113,570	117,952
3.661%, with maturity at 2034(9)	3,014,316	3,284,604
3.769%, with maturity at 2035(9)	9,721,040	10,592,706
4.042%, with maturity at 2035(9)	8,134,026	8,863,388
5.00%, with various maturities to 2033	4,216,421	4,523,025
5.50%, with various maturities to 2023	10,829,729	11,460,803
6.00%, with various maturities to 2038(10)	283,420,547	311,621,010
6.322%, with maturity at 2032(9)	3,042,248	3,354,641
6.50%, with various maturities to 2038	123,436,275	137,456,916
7.00%, with various maturities to 2037	96,417,277	111,054,681
7.07%, with maturity at 2025(9)	107,781	115,320
7.50%, with various maturities to 2037(10)	68,616,506	79,963,619
8.00%, with various maturities to 2030	5,381,036	6,428,485
8.50%, with various maturities to 2037	9,369,675	11,263,798
9.00%, with various maturities to 2032	2,464,096	2,840,647
9.092%, with maturity at 2028(7)	285,919	317,551
9.50%, with various maturities to 2031	2,108,852	2,527,581
10.347%, with maturity at 2027(7)	298,401	341,931
10.50%, with maturity at 2029	251,693	302,511
11.00%, with maturity at 2016	2,219	2,275
11.50%, with maturity at 2031	323,159	407,631

		$758,100,975

Government National Mortgage Association:
2.00%, with maturity at 2024(9)	$501,295	$520,908
6.00%, with various maturities to 2033	38,565,677	43,071,164
6.50%, with various maturities to 2032	17,629,858	20,192,855
7.00%, with various maturities to 2035	36,144,646	42,251,633
7.50%, with various maturities to 2031	5,822,678	6,803,317
7.75%, with maturity at 2019	27,892	32,025
8.00%, with various maturities to 2034	13,643,489	16,109,766
8.30%, with various maturities to 2020	58,058	63,845
8.50%, with various maturities to 2021	627,128	690,448
9.00%, with various maturities to 2025	286,868	338,996
9.50%, with various maturities to 2026	1,111,547	1,381,883

		$131,456,840

Total Mortgage Pass-Throughs (identified cost $1,082,340,552)		$1,100,992,709

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

U.S. Government Agency Obligations — 4.7%

Security	Principal Amount	Value

Federal Home Loan Bank:
4.125%, 12/13/19	$20,000,000	$22,380,000
4.125%, 3/13/20	65,000,000	72,508,215
4.625%, 9/11/20	19,325,000	22,086,871
5.25%, 12/11/20	11,545,000	13,638,039
5.25%, 12/9/22	14,850,000	17,421,901
5.365%, 9/9/24	12,700,000	14,927,961
5.375%, 9/30/22	49,780,000	59,126,544
5.375%, 8/15/24	22,000,000	25,932,676
5.625%, 6/11/21	12,850,000	15,498,411
5.75%, 6/12/26	14,850,000	17,868,960

		$281,389,578

United States Agency for International Development — Israel:
5.50%, 12/4/23	$5,000,000	$5,982,280
5.50%, 4/26/24	22,500,000	27,027,428

		$33,009,708

Total U.S. Government Agency Obligations (identified cost $289,461,799)		$314,399,286

U.S. Treasury Obligations — 13.0%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(10)	$1,500,000	$2,107,032
U.S. Treasury Bond, 11.25%, 2/15/15(10)	250,000,000	285,556,750
U.S. Treasury Note, 4.00%, 2/15/14(10)	212,100,000	214,494,397
U.S. Treasury Note, 4.25%, 11/15/13(10)	158,200,000	158,450,272
U.S. Treasury Note, 4.75%, 5/15/14(10)	206,500,000	211,658,370

Total U.S. Treasury Obligations (identified cost $871,609,609)		$872,266,821

Total Debt Obligations — United States (identified cost $2,317,426,376)		$2,365,980,046

Common Stocks — 0.5%

Security	Shares	Value

Germany — 0.4%
Deutsche EuroShop AG	162,895	$7,241,735
Deutsche Wohnen AG	399,964	7,522,056
GSW Immobilien AG	163,401	7,598,623

Total Germany		$22,362,414

Security	Shares	Value

Luxembourg — 0.1%
GAGFAH SA(11)	542,425	$7,688,777

Total Luxembourg		$7,688,777

Total Common Stocks (identified cost $22,132,599)		$30,051,191

Precious Metals — 2.3%

Description	Troy Ounces	Value
Platinum(11)	104,260	$151,176,768

Total Precious Metals (identified cost $182,943,855)		$151,176,768

Currency Call Options Purchased — 0.0%(4)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Colombian Peso	Bank of America	COP	10,531,260	COP	1,845.00	6/12/14	$37,370
Colombian Peso	Citibank NA	COP	61,529,039	COP	1,757.00	2/18/14	35,669
Colombian Peso	Citibank NA	COP	58,748,079	COP	1,757.00	2/18/14	34,056
Colombian Peso	Citibank NA	COP	58,160,190	COP	1,757.00	2/18/14	33,716
Colombian Peso	Citibank NA	COP	39,329,400	COP	1,757.00	2/18/14	22,799
Colombian Peso	Citibank NA	COP	24,390,186	COP	1,757.00	2/18/14	14,139
Colombian Peso	Citibank NA	COP	119,991,420	COP	1,845.00	6/12/14	425,791
Colombian Peso	JPMorgan Chase Bank	COP	23,314,690	COP	1,757.00	2/18/14	13,516
Colombian Peso	JPMorgan Chase Bank	COP	18,580,951	COP	1,757.00	2/18/14	10,771
Colombian Peso	JPMorgan Chase Bank	COP	14,352,100	COP	1,757.00	2/18/14	8,320
Indian Rupee	Deutsche Bank	INR	2,834,553	INR	57.00	6/16/14	63,156
Indian Rupee	Goldman Sachs International	INR	2,679,061	INR	56.50	6/9/14	47,702
Indian Rupee	Goldman Sachs International	INR	3,556,520	INR	59.00	7/1/14	191,690
Indian Rupee	JPMorgan Chase Bank	INR	2,667,478	INR	56.50	6/9/14	47,495
Indian Rupee	JPMorgan Chase Bank	INR	2,512,845	INR	57.00	6/16/14	55,988
Indian Rupee	JPMorgan Chase Bank	INR	4,323,539	INR	58.00	6/19/14	148,044
Indian Rupee	JPMorgan Chase Bank	INR	3,387,190	INR	59.00	7/1/14	182,564

Total Currency Call Options Purchased (identified cost $9,574,251)							$1,372,786

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Currency Put Options Purchased — 0.0%(4)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price	Expiration Date	Value

British Pound Sterling	Bank of America	GBP	166,991	GBP 1.35	3/13/14	$41,234
British Pound Sterling	Citibank NA	GBP	123,052	GBP 1.40	3/13/14	71,029
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	79,501	GBP 1.35	3/13/14	19,631
Yuan Renminbi	Goldman Sachs International	CNY	226,620	CNY 6.35	10/7/14	139,478
Yuan Renminbi	JPMorgan Chase Bank	CNY	210,210	CNY 6.35	10/7/14	129,378
Yuan Renminbi	Standard Chartered Bank	CNY	429,950	CNY 6.25	4/7/14	86,561
Yuan Renminbi Offshore	Goldman Sachs International	CNH	429,950	CNH 6.25	4/4/14	92,377
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	436,830	CNH 6.35	10/6/14	272,031

Total Currency Put Options Purchased (identified cost $7,603,701)						$851,719

Interest Rate Swaptions Purchased — 0.0%(4)

Description	Counterparty	Expiration Date	Notional Amount	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$99,600,000	$986,837

Total Interest Rate Swaptions Purchased (identified cost $6,205,080)				$986,837

Call Options Purchased — 0.1%

Description	Counterparty	Number of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

KOSPI 200 Index	Goldman Sachs International	1,018,000	KRW 300.00	8/14/14	$5,113,516

Total Call Options Purchased (identified cost $2,782,551)					$5,113,516

Short-Term Investments — 31.7%

Foreign Government Securities — 13.2%

Security		Principal Amount (000’s omitted)	Value

Kenya — 1.0%
Kenya Treasury Bill, 0.00%, 4/14/14	KES	1,379,200	$15,455,091
Kenya Treasury Bill, 0.00%, 4/21/14	KES	1,481,600	16,567,944
Kenya Treasury Bill, 0.00%, 6/9/14	KES	736,000	8,117,509
Kenya Treasury Bill, 0.00%, 6/16/14	KES	620,000	6,824,629
Kenya Treasury Bill, 0.00%, 8/18/14	KES	240,000	2,595,158
Kenya Treasury Bill, 0.00%, 9/22/14	KES	971,800	10,404,490
Kenya Treasury Bill, 0.00%, 9/29/14	KES	77,600	829,169
Kenya Treasury Bill, 0.00%, 10/20/14	KES	406,200	4,314,511

Total Kenya			$65,108,501

Lebanon — 1.0%
Lebanon Treasury Bill, 0.00%, 11/7/13	LBP	1,651,910	$1,095,524
Lebanon Treasury Bill, 0.00%, 11/21/13	LBP	13,920,650	9,216,037
Lebanon Treasury Bill, 0.00%, 12/19/13	LBP	5,334,890	3,519,478
Lebanon Treasury Bill, 0.00%, 1/2/14	LBP	11,769,410	7,750,137
Lebanon Treasury Bill, 0.00%, 1/16/14	LBP	24,605,000	16,171,924
Lebanon Treasury Bill, 0.00%, 1/30/14	LBP	1,428,620	937,286
Lebanon Treasury Bill, 0.00%, 4/10/14	LBP	6,772,560	4,398,426
Lebanon Treasury Bill, 0.00%, 4/17/14	LBP	7,185,560	4,662,165
Lebanon Treasury Bill, 0.00%, 5/29/14	LBP	4,849,740	3,126,663
Lebanon Treasury Bill, 0.00%, 6/12/14	LBP	5,792,720	3,727,232
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	12,230,260	7,838,211
Lebanon Treasury Bill, 0.00%, 7/24/14	LBP	4,783,000	3,058,588

Total Lebanon			$65,501,671

Malaysia — 1.7%
Bank Negara Monetary Note, 0.00%, 11/12/13	MYR	106,868	$33,837,376
Bank Negara Monetary Note, 0.00%, 11/19/13	MYR	244,353	77,326,161
Bank Negara Monetary Note, 0.00%, 12/10/13	MYR	7,100	2,243,225

Total Malaysia			$113,406,762

Mexico — 1.1%
Mexico Cetes, 0.00%, 3/6/14	MXN	433,925	$32,874,668
Mexico Cetes, 0.00%, 4/3/14	MXN	404,410	30,554,136
Mexico Cetes, 0.00%, 6/26/14	MXN	123,580	9,259,277

Total Mexico			$72,688,081

Nigeria — 2.0%
Nigeria Treasury Bill, 0.00%, 11/7/13	NGN	1,230,056	$7,739,367
Nigeria Treasury Bill, 0.00%, 11/14/13	NGN	2,730,215	17,124,667

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Nigeria (continued)
Nigeria Treasury Bill, 0.00%, 11/21/13	NGN	616,100	$3,861,056
Nigeria Treasury Bill, 0.00%, 12/12/13	NGN	1,023,800	6,365,035
Nigeria Treasury Bill, 0.00%, 12/19/13	NGN	1,692,100	10,491,659
Nigeria Treasury Bill, 0.00%, 1/2/14	NGN	1,377,600	8,493,173
Nigeria Treasury Bill, 0.00%, 1/9/14	NGN	12,747,065	78,500,119
Nigeria Treasury Bill, 0.00%, 2/6/14	NGN	223,300	1,359,783
Nigeria Treasury Bill, 0.00%, 2/20/14	NGN	234,400	1,423,287

Total Nigeria			$135,358,146

Philippines — 2.4%
Philippine Treasury Bill, 0.00%, 11/6/13	PHP	2,347,120	$54,318,614
Philippine Treasury Bill, 0.00%, 12/11/13	PHP	200,000	4,628,096
Philippine Treasury Bill, 0.00%, 1/2/14	PHP	543,750	12,581,873
Philippine Treasury Bill, 0.00%, 1/8/14	PHP	609,830	14,110,542
Philippine Treasury Bill, 0.00%, 2/5/14	PHP	1,025,900	23,736,508
Philippine Treasury Bill, 0.00%, 4/10/14	PHP	1,380,880	31,941,378
Philippine Treasury Bill, 0.00%, 10/8/14	PHP	780,900	18,029,983

Total Philippines			$159,346,994

Romania — 0.6%
Romania Treasury Bill, 0.00%, 1/15/14	RON	125,400	$38,144,119

Total Romania			$38,144,119

Serbia — 0.5%
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	52,450	$606,021
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	810,400	9,252,399
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	1,313,930	14,756,911
Serbia Treasury Bill, 0.00%, 11/6/14	RSD	1,230,840	13,201,782

Total Serbia			$37,817,113

Singapore — 0.0%(4)
Singapore Treasury Bill, 0.00%, 3/21/14	SGD	1,101	$885,590

Total Singapore			$885,590

Sri Lanka — 2.0%
Sri Lanka Treasury Bill, 0.00%, 11/1/13	LKR	669,390	$5,112,784
Sri Lanka Treasury Bill, 0.00%, 12/6/13	LKR	1,490,130	11,304,715
Sri Lanka Treasury Bill, 0.00%, 12/20/13	LKR	2,111,800	15,970,633
Sri Lanka Treasury Bill, 0.00%, 2/21/14	LKR	2,028,500	15,112,569
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	719,480	5,350,473
Sri Lanka Treasury Bill, 0.00%, 3/7/14	LKR	2,976,230	22,092,498
Sri Lanka Treasury Bill, 0.00%, 3/21/14	LKR	1,557,360	11,518,014
Sri Lanka Treasury Bill, 0.00%, 3/28/14	LKR	1,828,620	13,499,054

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)
Sri Lanka Treasury Bill, 0.00%, 4/4/14	LKR	202,200	$1,489,852
Sri Lanka Treasury Bill, 0.00%, 4/11/14	LKR	170,430	1,253,571
Sri Lanka Treasury Bill, 0.00%, 4/25/14	LKR	224,870	1,648,270
Sri Lanka Treasury Bill, 0.00%, 5/9/14	LKR	355,830	2,598,803
Sri Lanka Treasury Bill, 0.00%, 6/27/14	LKR	109,690	790,200
Sri Lanka Treasury Bill, 0.00%, 7/25/14	LKR	295,330	2,110,833
Sri Lanka Treasury Bill, 0.00%, 10/3/14	LKR	981,420	6,882,612
Sri Lanka Treasury Bill, 0.00%, 10/17/14	LKR	973,060	6,802,003
Sri Lanka Treasury Bill, 0.00%, 10/31/14	LKR	1,427,800	9,949,115

Total Sri Lanka			$133,485,999

Uruguay — 0.4%
Monetary Regulation Bill, 0.00%, 1/31/14(2)	UYU	14,405	$662,836
Monetary Regulation Bill, 0.00%, 4/16/14(2)	UYU	250,058	11,387,476
Monetary Regulation Bill, 0.00%, 5/16/14(2)	UYU	348,922	15,818,540
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	23,776	984,543
Monetary Regulation Bill, 0.00%, 8/29/14(2)	UYU	21,674	969,095

Total Uruguay			$29,822,490

Zambia — 0.5%
Zambia Treasury Bill, 0.00%, 7/28/14	ZMW	14,780	$2,463,174
Zambia Treasury Bill, 0.00%, 8/11/14	ZMW	51,950	8,593,646
Zambia Treasury Bill, 0.00%, 8/25/14	ZMW	45,200	7,430,806
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	29,470	4,819,972
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	55,060	8,937,561

Total Zambia			$32,245,159

Total Foreign Government Securities (identified cost $892,818,052)			$883,810,625

U.S. Treasury Obligations — 6.9%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 11/7/13		$135,000	$134,999,595
U.S. Treasury Bill, 0.00%, 11/14/13		50,000	49,999,700
U.S. Treasury Bill, 0.00%, 12/5/13		155,500	155,494,869
U.S. Treasury Bill, 0.00%, 12/19/13(10)		54,400	54,397,715
U.S. Treasury Bill, 0.00%, 1/9/14		64,800	64,796,760

Total U.S. Treasury Obligations (identified cost $459,696,178)			$459,688,639

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Repurchase Agreements — 10.4%

Description		Principal Amount (000’s omitted)	Value

Bank of America:
Dated 10/21/13 with an interest rate of 0.35%, collateralized by USD 10,000,000 Turkey Government Bond 7.50%, due 7/14/17 and a market value, including accrued interest, of $11,710,417.(12)	USD	11,743	$11,743,000
Dated 10/23/13 with a maturity date of 11/13/13, an interest rate of 0.07% payable by the Portfolio and repurchase proceeds of EUR 73,885,390, collateralized by EUR 65,620,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $100,523,838.	EUR	73,888	100,321,542
Dated 10/24/13 with a maturity date of 11/8/13, an interest rate of 0.09% payable by the Portfolio and repurchase proceeds of EUR 48,976,061, collateralized by EUR 43,520,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $66,668,659.	EUR	48,977	66,499,041
Dated 10/24/13 with a maturity date of 11/21/13, an interest rate of 0.42% payable by the Portfolio and repurchase proceeds of EUR 16,992,851, collateralized by EUR 14,700,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $23,241,106.	EUR	16,998	23,078,493
Dated 10/29/13 with a maturity date of 12/5/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 13,457,178, collateralized by USD 13,570,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $13,442,734.	USD	13,463	13,463,068
Dated 10/31/13 with a maturity date of 11/21/13, an interest rate of 0.42% payable by the Portfolio and repurchase proceeds of EUR 22,317,913, collateralized by EUR 18,300,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $30,416,485.	EUR	22,322	30,308,141
Dated 10/31/13 with a maturity date of 11/21/13, an interest rate of 0.42% payable by the Portfolio and repurchase proceeds of EUR 24,570,814, collateralized by EUR 20,760,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $33,456,120.	EUR	24,576	33,367,623

Description		Principal Amount (000’s omitted)	Value

Barclays Bank PLC:
Dated 9/20/13 with an interest rate of 0.50%, collateralized by USD 7,000,000 Bolivarian Republic of Venezuela 4.90%, due 10/28/14 and a market value, including accrued interest, of $6,600,358.(12)	USD	6,904	$6,903,750
Dated 9/27/13 with an interest rate of 0.50%, collateralized by USD 8,000,000 Bolivarian Republic of Venezuela 5.50%, due 4/12/37 and a market value, including accrued interest, of $4,763,222.(12)	USD	4,780	4,780,000
Dated 10/11/13 with a maturity date of 11/15/13, an interest rate of 0.00% and repurchase proceeds of USD 9,192,262, collateralized by USD 8,090,000 Qatar Government International Bond 5.25%, due 1/20/20 and a market value, including accrued interest, of $9,321,534.	USD	9,192	9,192,262
Dated 10/11/13 with a maturity date of 11/15/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of USD 22,381,229, collateralized by USD 23,225,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $22,889,930.	USD	22,383	22,383,094
Dated 10/11/13 with a maturity date of 11/15/13, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of USD 7,678,740, collateralized by USD 6,440,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $7,785,978.	USD	7,680	7,679,700
Dated 10/15/13 with a maturity date of 11/18/13, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 6,832,847, collateralized by USD 6,243,000 Qatar Government International Bond 5.75%, due 1/20/42 and a market value, including accrued interest, of $6,936,797.	USD	6,836	6,836,085
Dated 10/15/13 with a maturity date of 11/18/13, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 15,306,136, collateralized by USD 13,460,000 Dominican Republic International Bond 8.625%, due 4/20/27 and a market value, including accrued interest, of $15,231,813.	USD	15,311	15,310,750
Dated 10/21/13 with a maturity date of 11/22/13, an interest rate of 0.10% and repurchase proceeds of USD 560,484, collateralized by USD 490,000 Qatar Government International Bond 5.25%, due 1/20/20 and a market value, including accrued interest, of $564,592.	USD	560	560,438

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Description		Principal Amount (000’s omitted)	Value

Barclays Bank PLC: (continued)
Dated 10/21/13 with a maturity date of 11/22/13, an interest rate of 0.20% payable by the Portfolio and repurchase proceeds of USD 2,164,151, collateralized by USD 2,220,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $2,187,972.	USD	2,165	$2,164,500
Dated 10/25/13 with a maturity date of 11/27/13, an interest rate of 0.08% payable by the Portfolio and repurchase proceeds of EUR 40,640,455, collateralized by EUR 36,087,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $55,881,540.	EUR	40,643	55,182,982
Dated 10/25/13 with a maturity date of 11/27/13, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of USD 6,645,535, collateralized by USD 6,808,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $6,744,151.	USD	6,646	6,646,310
Dated 10/30/13 with a maturity date of 12/5/13, an interest rate of 0.20% payable by the Portfolio and repurchase proceeds of USD 2,386,081, collateralized by USD 2,429,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $2,393,956.	USD	2,386	2,386,492
JPMorgan Chase Bank:
Dated 10/11/13 with an interest rate of 0.40%, collateralized by USD 10,000,000 Bolivarian Republic of Venezuela 7.75%, due 10/13/19 and a market value, including accrued interest, of $8,288,750.(12)	USD	8,200	8,200,000
Dated 10/11/13 with an interest rate of 0.40%, collateralized by USD 12,000,000 Bolivarian Republic of Venezuela 5.00%, due 10/28/15 and a market value, including accrued interest, of $10,475,000.(12)	USD	10,740	10,740,000
Nomura International PLC:
Dated 10/2/13 with a maturity date of 11/6/13, an interest rate of 0.04% payable by the Portfolio and repurchase proceeds of EUR 56,465,126, collateralized by EUR 48,250,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $75,059,767.	EUR	56,467	76,668,040
Dated 10/2/13 with a maturity date of 11/6/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 9,446,044, collateralized by USD 8,760,000 Qatar Government International Bond 4.50%, due 1/20/22 and a market value, including accrued interest, of $9,615,195.	USD	9,450	9,449,981

Description		Principal Amount (000’s omitted)	Value

Nomura International PLC: (continued)
Dated 10/7/13 with a maturity date of 11/8/13, an interest rate of 0.09% payable by the Portfolio and repurchase proceeds of EUR 16,180,006, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $22,360,024.	EUR	16,181	$21,970,039
Dated 10/11/13 with a maturity date of 11/18/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 9,108,520, collateralized by USD 7,638,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $9,234,363.	USD	9,113	9,112,697
Dated 10/11/13 with a maturity date of 11/18/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 11,783,357, collateralized by USD 9,881,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $11,946,156.	USD	11,789	11,788,760
Dated 10/21/13 with a maturity date of 11/11/13, an interest rate of 0.01% and repurchase proceeds of EUR 64,511,677, collateralized by EUR 57,600,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $88,828,280.	EUR	64,512	87,591,122
Dated 10/23/13 with a maturity date of 12/9/13, an interest rate of 0.00% and repurchase proceeds of EUR 31,091,411, collateralized by EUR 30,900,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $42,338,098.	EUR	31,091	42,214,341

Total Repurchase Agreements (identified cost $701,775,129)			$696,542,251

Other — 1.2%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(13)		$83,254	$83,253,953

Total Other (identified cost $83,253,953)			$83,253,953

Total Short-Term Investments (identified cost $2,137,543,312)			$2,123,295,468

Total Investments — 106.9% (identified cost $7,138,735,120)			$7,153,345,116

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Currency Put Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Indian Rupee	Deutsche Bank	INR 2,725,627	INR 67.00	6/16/14	$(1,138,458)
Indian Rupee	Goldman Sachs International	INR 2,438,735	INR 65.00	6/9/14	(1,414,729)
Indian Rupee	Goldman Sachs International	INR 4,340,160	INR 72.00	7/1/14	(890,456)
Indian Rupee	JPMorgan Chase Bank	INR 2,482,090	INR 65.00	6/9/14	(1,439,880)
Indian Rupee	JPMorgan Chase Bank	INR 2,302,723	INR 67.00	6/16/14	(961,816)
Indian Rupee	JPMorgan Chase Bank	INR 5,218,064	INR 70.00	6/19/14	(1,351,180)
Indian Rupee	JPMorgan Chase Bank	INR 4,133,520	INR 72.00	7/1/14	(848,061)

Total Currency Put Options Written (premiums received $6,399,976)					$(8,044,580)

Other Assets, Less Liabilities — (6.8)%					$(454,313,740)

Net Assets — 100.0%					$6,690,986,796

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	–	Australian Dollar
BRL	–	Brazilian Real
CNH	–	Yuan Renminbi Offshore
CNY	–	Yuan Renminbi
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
EUR	–	Euro
GBP	–	British Pound Sterling
GHS	–	Ghanaian Cedi
INR	–	Indian Rupee
JOD	–	Jordanian Dinar
KES	–	Kenyan Shilling
KRW	–	South Korean Won
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NGN	–	Nigerian Naira
NZD	–	New Zealand Dollar
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
SGD	–	Singapore Dollar
TRY	–	New Turkish Lira
USD	–	United States Dollar
UYU	–	Uruguayan Peso
ZMW	–	Zambian Kwacha
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2013, the aggregate value of these securities is $329,777,957 or 4.9% of the Portfolio’s net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2013, the aggregate value of these securities is $229,667,093 or 3.4% of the Portfolio’s net assets.

(4)	Amount is less than 0.05%.

(5)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2013.

(6)	Floating-rate security.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2013.

(8)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2013.

(9)	Adjustable rate mortgage security. Rate shown is the rate at October 31, 2013.

(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(11)	Non-income producing.

(12)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2013.

Securities Sold Short — (9.3)%

Foreign Government Bonds — (9.3)%

Security		Principal Amount (000’s omitted)	Value

Belgium — (1.3)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(57,600)	$(88,555,094)

Total Belgium			$(88,555,094)

Dominican Republic — (0.5)%
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(13,570)	$(13,413,945)
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(6,808)	(6,729,708)
Dominican Republic International Bond, 8.625%, 4/20/27	USD	(13,460)	(15,196,340)

Total Dominican Republic			$(35,339,993)

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2013

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

France — (4.0)%
Government of France, 3.75%, 4/25/17	EUR	(109,140)	$(164,299,850)
Government of France, 3.75%, 10/25/19	EUR	(48,250)	(75,012,653)
Government of France, 4.00%, 10/25/38	EUR	(18,038)	(27,913,465)

Total France			$(267,225,968)

Germany — (0.7)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(30,900)	$(42,218,556)

Total Germany			$(42,218,556)

Qatar — (1.2)%
Qatar Government International Bond, 4.50%, 1/20/22	USD	(8,760)	$(9,504,600)
Qatar Government International Bond, 5.25%, 1/20/20	USD	(8,580)	(9,759,750)
Qatar Government International Bond, 5.75%, 1/20/42	USD	(6,243)	(6,836,085)
Qatar Government International Bond, 6.55%, 4/9/19	USD	(23,959)	(28,870,595)
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(27,874)	(27,213,386)

Total Qatar			$(82,184,416)

Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(22,118,754)

Total Spain			$(22,118,754)

Supranational — (1.3)%
European Investment Bank, 3.625%, 1/15/21	EUR	(14,700)	$(22,666,261)
European Investment Bank, 4.25%, 4/15/19	EUR	(20,760)	(32,799,714)
European Investment Bank, 4.625%, 4/15/20	EUR	(18,300)	(29,786,805)

Total Supranational			$(85,252,780)

Total Foreign Government Bonds (proceeds $587,767,636)			$(622,895,561)

Total Securities Sold Short (proceeds $587,767,636)			$(622,895,561)

EUR	–	Euro
USD	–	United States Dollar

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2013

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2013
Investments —
Securities of unaffiliated issuers, at value (identified cost, $6,872,537,312)	$6,918,914,395
Affiliated investment, at value (identified cost, $83,253,953)	83,253,953
Precious metals, at value (identified cost, $182,943,855)	151,176,768
Total Investments, at value (identified cost, $7,138,735,120)	$7,153,345,116
Cash	$27,603,902
Restricted cash*	3,783,901
Foreign currency, at value (identified cost, $42,065,825)	41,860,506
Interest receivable	60,646,009
Interest receivable from affiliated investment	18,064
Receivable for investments sold	87,465,192
Receivable for variation margin on open futures contracts	263,385
Receivable for open forward foreign currency exchange contracts	20,370,459
Receivable for open swap contracts	111,007,083
Premium receivable on open swap contracts	109,789
Premium paid on open swap contracts	107,020,105
Tax reclaims receivable	107,165
Total assets	$7,613,600,676

Liabilities
Written options outstanding, at value (premiums received, $6,399,976)	$8,044,580
Payable for investments purchased	131,719,522
Payable for variation margin on open centrally cleared swap contracts	151,341
Payable for open forward foreign currency exchange contracts	53,815,518
Payable for open swap contracts	66,097,907
Premium payable on open swap contracts	1,053,879
Premium received on open swap contracts	27,609,165
Payable for securities sold short, at value (proceeds, $587,767,636)	622,895,561
Payable to affiliates:
Investment adviser fee	3,065,652
Trustees’ fees	5,667
Interest payable	7,015,438
Accrued expenses	1,139,650
Total liabilities	$922,613,880
Net Assets applicable to investors’ interest in Portfolio	$6,690,986,796

Sources of Net Assets
Investors’ capital	$6,739,561,662
Net unrealized depreciation	(48,574,866)
Total	$6,690,986,796

*	Represents restricted cash on deposit at the broker for open centrally cleared swap contracts.

31	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2013

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2013
Interest (net of foreign taxes, $1,820,937)	$295,019,665
Dividends (net of foreign taxes, $290,809)	1,516,101
Interest allocated from affiliated investment	635,843
Expenses allocated from affiliated investment	(76,167)
Total investment income	$297,095,442

Expenses
Investment adviser fee	$37,944,652
Trustees’ fees and expenses	68,000
Custodian fee	5,816,438
Legal and accounting services	420,655
Interest expense and fees	1,605,942
Interest expense on securities sold short	20,715,089
Miscellaneous	527,885
Total expenses	$67,098,661
Deduct —
Reduction of custodian fee	$15,285
Total expense reductions	$15,285

Net expenses	$67,083,376

Net investment income	$230,012,066

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (including a gain of $21,024,965 from precious metals)	$(5,550,804)
Investment transactions allocated from affiliated investment	15,507
Written options	28,267,371
Securities sold short	(23,424,668)
Futures contracts	64,205,360
Swap contracts	(175,179,434)
Forward commodity contracts	(3,464,971)
Foreign currency and forward foreign currency exchange contract transactions	(40,496,584)
Net realized loss	$(155,628,223)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $39,711,831 from precious metals)	$(175,198,307)
Written options	(13,648,029)
Securities sold short	(5,619,926)
Futures contracts	(28,841,223)
Swap contracts	82,907,474
Forward commodity contracts	9,488,742
Foreign currency and forward foreign currency exchange contracts	(17,459,914)
Net change in unrealized appreciation (depreciation)	$(148,371,183)

Net realized and unrealized loss	$(303,999,406)

Net decrease in net assets from operations	$(73,987,340)

32	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2013

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2013	2012
From operations —
Net investment income	$230,012,066	$314,128,214
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(155,628,223)	(54,352,047)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	(148,371,183)	(6,741,139)
Net increase (decrease) in net assets from operations	$(73,987,340)	$253,035,028
Capital transactions —
Contributions	$803,496,564	$657,956,383
Withdrawals	(1,258,862,116)	(1,728,829,247)
Net decrease in net assets from capital transactions	$(455,365,552)	$(1,070,872,864)

Net decrease in net assets	$(529,352,892)	$(817,837,836)

Net Assets
At beginning of year	$7,220,339,688	$8,038,177,524
At end of year	$6,690,986,796	$7,220,339,688

33	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2013

Consolidated Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2013		2012		2011		2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.92	%(2)	0.93	%(2)	0.75	%(2)	0.57%	0.72%
Net investment income	3.15%		4.10%		3.22%		2.67%	4.93%
Portfolio Turnover	56%		39%		33%		19%	25%

Total Return	(0.89)%		3.46%		0.79%		5.31%	12.10%

Net assets, end of year (000’s omitted)	$6,690,987		$7,220,340		$8,038,178		$9,007,025	$1,319,026

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Includes interest and dividend expense, primarily on securities sold short, of 0.31%, 0.30% and 0.11% for the years ended October 31, 2013, 2012 and 2011, respectively.

34	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2013

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2013, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Short Duration Strategic Income Fund (formerly, Eaton Vance Strategic Income Fund), Eaton Vance International (Cayman Islands) Strategic Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 93.5%, 4.7%, 0.9%, 0.5% and 0.1%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd., (the Subsidiary) a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2013 were $221,494,049 or 3.3% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, or in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

35

Global Macro Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder.

36

Global Macro Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreements, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade.

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Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the present terms of the underlying swap contract.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

S  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent

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Notes to Consolidated Financial Statements — continued

of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2013, the Portfolio’s investment adviser fee amounted to $37,944,652 or 0.52% of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2013 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$2,195,624,797	$2,515,836,481
U.S. Government and Agency Securities	435,936,448	372,131,152

	$2,631,561,245	$2,887,967,633

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,192,008,943

Gross unrealized appreciation	$68,112,894
Gross unrealized depreciation	(106,776,721)

Net unrealized depreciation	$(38,663,827)

The net unrealized appreciation (depreciation) on derivative contracts, foreign currency and securities sold short, at October 31, 2013 on a federal income tax basis was $(7,920,997).

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at October 31, 2013 is included in the Portfolio of investments.

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Notes to Consolidated Financial Statements — continued

A summary of obligations under these financial instruments at October 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/1/13	Japanese Yen 4,751,054,000	United States Dollar 48,414,931	Standard Chartered Bank	$97,490	$—	$97,490
11/1/13	Russian Ruble 718,702,877	United States Dollar 22,431,846	Bank of America	21,928	—	21,928
11/1/13	Russian Ruble 5,697,290,000	United States Dollar 177,821,370	HSBC Bank USA	173,825	—	173,825
11/1/13	Russian Ruble 4,871,079,450	United States Dollar 149,340,822	HSBC Bank USA	—	(2,544,602)	(2,544,602)
11/1/13	Russian Ruble 1,544,913,427	United States Dollar 47,354,104	Standard Chartered Bank	—	(817,936)	(817,936)
11/1/13	United States Dollar 22,469,998	Russian Ruble 718,702,877	Bank of America	—	(60,080)	(60,080)
11/1/13	United States Dollar 152,034,041	Russian Ruble 4,871,079,450	HSBC Bank USA	—	(148,617)	(148,617)
11/1/13	United States Dollar 178,151,657	Russian Ruble 5,697,290,000	HSBC Bank USA	—	(504,112)	(504,112)
11/1/13	United States Dollar 17,168,082	Japanese Yen 1,686,910,000	Nomura International PLC	—	(12,484)	(12,484)
11/1/13	United States Dollar 31,184,518	Japanese Yen 3,064,144,000	Nomura International PLC	—	(22,676)	(22,676)
11/1/13	United States Dollar 48,219,175	Russian Ruble 1,544,913,427	Standard Chartered Bank	—	(47,136)	(47,136)
11/4/13	Brazilian Real 53,874,000	United States Dollar 24,459,275	BNP Paribas	410,530	—	410,530
11/4/13	Brazilian Real 161,622,000	United States Dollar 70,967,384	BNP Paribas	—	(1,178,853)	(1,178,853)
11/4/13	Brazilian Real 107,748,000	United States Dollar 48,918,551	Morgan Stanley & Co. International PLC	821,059	—	821,059
11/4/13	United States Dollar 24,701,513	Brazilian Real 53,874,000	BNP Paribas	—	(652,767)	(652,767)
11/4/13	United States Dollar 73,377,826	Brazilian Real 161,622,000	BNP Paribas	—	(1,231,589)	(1,231,589)
11/4/13	United States Dollar 49,414,355	Brazilian Real 107,748,000	Morgan Stanley & Co. International PLC	—	(1,316,863)	(1,316,863)
11/5/13	Euro 136,478,000	United States Dollar 185,760,206	Goldman Sachs International	456,889	—	456,889
11/5/13	Indian Rupee 2,116,883,257	United States Dollar 30,597,431	Citibank NA	—	(3,848,640)	(3,848,640)
11/5/13	Indian Rupee 2,116,883,000	United States Dollar 34,471,308	Goldman Sachs International	25,241	—	25,241
11/5/13	Swiss Franc 25,827,000	United States Dollar 28,021,656	Goldman Sachs International	—	(442,783)	(442,783)
11/5/13	Swiss Franc 25,578,623	United States Dollar 27,283,574	Goldman Sachs International	—	(907,124)	(907,124)
11/5/13	Swiss Franc 69,580,680	United States Dollar 75,218,291	Goldman Sachs International	—	(1,467,930)	(1,467,930)

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/5/13	Swiss Franc 47,311,600	United States Dollar 50,615,258	Goldman Sachs International	$—	$(1,527,777)	$(1,527,777)
11/5/13	United States Dollar 34,471,312	Indian Rupee 2,116,883,257	Citibank NA	—	(25,241)	(25,241)
11/5/13	United States Dollar 34,170,831	Indian Rupee 2,116,883,000	Goldman Sachs International	275,235	—	275,235
11/5/13	United States Dollar 185,820,805	Swiss Franc 168,297,903	Goldman Sachs International	—	(336,413)	(336,413)
11/5/13	United States Dollar 93,947,634	Euro 68,239,000	Goldman Sachs International	—	(1,295,976)	(1,295,976)
11/5/13	United States Dollar 94,171,662	Euro 68,239,000	Goldman Sachs International	—	(1,520,004)	(1,520,004)
11/6/13	Philippine Peso 1,347,120,000	United States Dollar 31,205,003	Deutsche Bank	32,494	—	32,494
11/6/13	Philippine Peso 2,145,763,528	United States Dollar 49,853,942	Goldman Sachs International	200,731	—	200,731
11/6/13	Philippine Peso 1,000,000,000	United States Dollar 23,161,552	Nomura International PLC	21,438	—	21,438
11/6/13	Philippine Peso 456,997,000	United States Dollar 10,610,564	Standard Chartered Bank	35,602	—	35,602
11/6/13	United States Dollar 11,768,281	Philippine Peso 511,626,000	Barclays Bank PLC	70,803	—	70,803
11/6/13	United States Dollar 3,971,409	Philippine Peso 172,657,000	Goldman Sachs International	23,894	—	23,894
11/6/13	United States Dollar 575,249	Philippine Peso 24,803,000	Standard Chartered Bank	—	(1,305)	(1,305)
11/12/13	Euro 38,672,058	United States Dollar 50,845,442	Bank of America	—	(1,662,445)	(1,662,445)
11/12/13	Euro 65,957,922	United States Dollar 86,720,486	Bank of America	—	(2,835,418)	(2,835,418)
11/12/13	Euro 6,961,287	United States Dollar 9,151,865	Goldman Sachs International	—	(299,985)	(299,985)
11/12/13	Euro 11,872,966	United States Dollar 15,609,150	Goldman Sachs International	—	(511,645)	(511,645)
11/12/13	Malaysian Ringgit 106,868,000	United States Dollar 32,775,563	Goldman Sachs International	—	(997,076)	(997,076)
11/12/13	Russian Ruble 3,212,777,000	United States Dollar 98,923,924	Bank of America	—	(1,131,028)	(1,131,028)
11/12/13	Russian Ruble 2,556,968,000	United States Dollar 78,841,141	HSBC Bank USA	—	(790,066)	(790,066)
11/12/13	United States Dollar 87,870,792	Euro 65,957,922	Bank of America	1,685,112	—	1,685,112
11/12/13	United States Dollar 13,081,576	Euro 9,728,864	Bank of America	128,015	—	128,015
11/12/13	United States Dollar 6,762,802	Euro 4,995,606	Bank of America	20,099	—	20,099
11/12/13	United States Dollar 6,125,984	Euro 4,511,449	Bank of America	—	(459)	(459)

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/12/13	United States Dollar 10,931,734	Euro 8,048,574	Bank of America	$—	$(3,595)	$(3,595)
11/12/13	United States Dollar 15,810,516	Euro 11,872,966	Goldman Sachs International	310,280	—	310,280
11/13/13	Euro 1,767,874	Romanian Leu 7,910,000	JPMorgan Chase Bank	19,805	—	19,805
11/18/13	Japanese Yen 19,671,581,000	United States Dollar 198,300,229	Goldman Sachs International	—	(1,769,225)	(1,769,225)
11/18/13	United States Dollar 12,883,775	Colombian Peso 24,459,203,000	Bank of America	26,011	—	26,011
11/18/13	United States Dollar 20,318,433	Indian Rupee 1,294,975,000	Barclays Bank PLC	562,816	—	562,816
11/18/13	United States Dollar 21,509,511	Colombian Peso 40,803,542,000	Citibank NA	26,963	—	26,963
11/18/13	United States Dollar 34,276,781	Japanese Yen 3,382,090,000	Goldman Sachs International	120,703	—	120,703
11/18/13	United States Dollar 66,511,853	Japanese Yen 6,458,853,000	Goldman Sachs International	—	(822,207)	(822,207)
11/18/13	United States Dollar 12,494,948	Indian Rupee 796,353,000	Standard Chartered Bank	346,107	—	346,107
11/19/13	Malaysian Ringgit 106,130,000	United States Dollar 32,538,247	Deutsche Bank	—	(919,875)	(919,875)
11/19/13	Malaysian Ringgit 50,255,000	United States Dollar 15,344,804	JPMorgan Chase Bank	—	(498,388)	(498,388)
11/19/13	Malaysian Ringgit 87,968,000	United States Dollar 26,974,120	Standard Chartered Bank	—	(758,322)	(758,322)
11/20/13	Chilean Peso 6,437,506,000	United States Dollar 12,370,304	JPMorgan Chase Bank	—	(167,443)	(167,443)
11/20/13	Chilean Peso 14,843,667,000	United States Dollar 28,545,513	Standard Chartered Bank	—	(364,151)	(364,151)
11/20/13	United States Dollar 9,832,801	Chilean Peso 4,969,497,580	JPMorgan Chase Bank	—	(154,161)	(154,161)
11/20/13	United States Dollar 28,228,405	Chilean Peso 14,136,785,363	JPMorgan Chase Bank	—	(695,471)	(695,471)
11/20/13	United States Dollar 4,342,832	Chilean Peso 2,174,890,057	Standard Chartered Bank	—	(106,995)	(106,995)
11/22/13	United States Dollar 36,552,640	Colombian Peso 69,508,500,180	Standard Chartered Bank	121,018	—	121,018
11/25/13	United States Dollar 95,713,889	Israeli Shekel 337,946,600	Standard Chartered Bank	87,368	—	87,368
11/26/13	Malaysian Ringgit 50,054,883	United States Dollar 14,977,075	JPMorgan Chase Bank	—	(764,873)	(764,873)
11/26/13	Thai Baht 402,302,758	United States Dollar 12,321,677	Bank of America	—	(585,846)	(585,846)
11/26/13	Thai Baht 1,471,102,778	United States Dollar 45,132,774	JPMorgan Chase Bank	—	(2,066,239)	(2,066,239)
11/26/13	United States Dollar 28,149,057	Thai Baht 886,029,000	Citibank NA	278,389	—	278,389

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/26/13	United States Dollar 21,448,594	Thai Baht 674,948,000	Deutsche Bank	$206,507	$—	$206,507
11/26/13	United States Dollar 23,093,798	Thai Baht 726,579,395	Goldman Sachs International	217,850	—	217,850
11/26/13	United States Dollar 16,939,095	Malaysian Ringgit 53,703,707	JPMorgan Chase Bank	—	(49,614)	(49,614)
11/26/13	United States Dollar 5,412,178	Thai Baht 168,897,834	Standard Chartered Bank	6,758	—	6,758
11/27/13	Euro 20,676,044	United States Dollar 28,552,198	BNP Paribas	477,888	—	477,888
11/29/13	New Zealand Dollar 112,252,261	United States Dollar 94,799,055	JPMorgan Chase Bank	2,236,849	—	2,236,849
11/29/13	New Zealand Dollar 231,056,679	United States Dollar 190,641,400	JPMorgan Chase Bank	114,138	—	114,138
11/29/13	New Zealand Dollar 8,967,938	United States Dollar 7,444,734	JPMorgan Chase Bank	49,853	—	49,853
11/29/13	Russian Ruble 718,702,877	United States Dollar 22,362,676	Bank of America	46,696	—	46,696
11/29/13	Russian Ruble 5,697,290,000	United States Dollar 177,302,402	HSBC Bank USA	399,520	—	399,520
11/29/13	Sri Lankan Rupee 437,350,000	United States Dollar 3,224,106	HSBC Bank USA	—	(100,064)	(100,064)
11/29/13	Sri Lankan Rupee 499,212,570	United States Dollar 3,676,087	HSBC Bank USA	—	(118,283)	(118,283)
11/29/13	United States Dollar 61,940,144	New Zealand Dollar 74,875,664	JPMorgan Chase Bank	—	(198,344)	(198,344)
11/29/13	United States Dollar 4,610,951	Kenyan Shilling 400,000,000	Standard Chartered Bank	49,126	—	49,126
12/3/13	Brazilian Real 138,811,000	United States Dollar 63,150,714	BNP Paribas	1,619,833	—	1,619,833
12/3/13	United States Dollar 71,832,498	Singapore Dollar 91,636,000	Goldman Sachs International	1,937,769	—	1,937,769
12/4/13	Euro 32,469,046	Singapore Dollar 55,306,000	Goldman Sachs International	435,591	—	435,591
12/5/13	Euro 25,941,714	Serbian Dinar 2,982,000,000	Citibank NA	47,370	—	47,370
12/10/13	Malaysian Ringgit 7,100,000	United States Dollar 2,164,106	Nomura International PLC	—	(61,973)	(61,973)
12/11/13	South African Rand 515,880,452	United States Dollar 50,976,329	Bank of America	—	(136,613)	(136,613)
12/11/13	South African Rand 596,606,548	United States Dollar 59,011,528	Standard Chartered Bank	—	(99,679)	(99,679)
12/11/13	United States Dollar 4,836,356	Nigerian Naira 789,777,000	Standard Chartered Bank	82,329	—	82,329
12/13/13	Euro 13,048,961	Norwegian Krone 106,419,500	Goldman Sachs International	132,357	—	132,357
12/13/13	Euro 39,118,584	Norwegian Krone 319,258,500	HSBC Bank USA	435,497	—	435,497

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

12/16/13	Russian Ruble 675,538,000	United States Dollar 20,583,120	Goldman Sachs International	$—	$(324,916)	$(324,916)
12/16/13	Russian Ruble 91,092,000	United States Dollar 2,808,448	JPMorgan Chase Bank	—	(10,868)	(10,868)
12/16/13	Thai Baht 583,048,692	United States Dollar 18,711,447	JPMorgan Chase Bank	28,031	—	28,031
12/16/13	United States Dollar 13,077,419	Russian Ruble 423,643,000	Credit Suisse International	34,416	—	34,416
12/16/13	United States Dollar 10,595,011	Russian Ruble 342,987,000	Goldman Sachs International	20,505	—	20,505
12/17/13	Japanese Yen 15,859,919,000	United States Dollar 159,878,216	Bank of America	—	(1,456,033)	(1,456,033)
12/17/13	United States Dollar 2,886,079	Nigerian Naira 471,441,000	Standard Bank	44,917	—	44,917
12/18/13	Euro 13,782,568	Israeli Shekel 65,277,000	JPMorgan Chase Bank	—	(217,039)	(217,039)
12/18/13	Euro 28,402,943	Polish Zloty 119,690,000	Standard Chartered Bank	185,478	—	185,478
12/18/13	Sri Lankan Rupee 253,759,498	United States Dollar 1,910,120	HSBC Bank USA	—	(10,955)	(10,955)
12/18/13	Sri Lankan Rupee 611,085,992	United States Dollar 4,606,755	HSBC Bank USA	—	(19,446)	(19,446)
12/23/13	United States Dollar 4,607,156	Singapore Dollar 5,724,000	JPMorgan Chase Bank	957	—	957
12/23/13	United States Dollar 144,074,073	Singapore Dollar 178,788,000	Standard Chartered Bank	—	(140,573)	(140,573)
1/3/14	Brazilian Real 243,767,319	United States Dollar 107,804,404	BNP Paribas	437,269	—	437,269
1/3/14	Brazilian Real 41,342,000	United States Dollar 17,781,505	BNP Paribas	—	(427,548)	(427,548)
1/3/14	Brazilian Real 12,313,481	United States Dollar 5,410,141	Deutsche Bank	—	(13,323)	(13,323)
1/3/14	Brazilian Real 319,777,200	United States Dollar 140,561,407	State Street Bank and Trust Co.	—	(284,224)	(284,224)
1/7/14	New Turkish Lira 155,439,528	United States Dollar 77,018,892	Deutsche Bank	40,955	—	40,955
1/8/14	Euro 26,718,000	United States Dollar 36,278,502	Australia and New Zealand Banking Group Limited	—	(1,179)	(1,179)
1/8/14	South African Rand 366,383,826	United States Dollar 35,949,941	JPMorgan Chase Bank	—	(189,013)	(189,013)
1/8/14	Sri Lankan Rupee 640,662,466	United States Dollar 4,752,689	Standard Chartered Bank	—	(75,697)	(75,697)
1/9/14	Euro 23,282,748	Czech Koruna 596,240,200	JPMorgan Chase Bank	—	(225,260)	(225,260)
1/9/14	Euro 9,147,962	Czech Koruna 233,456,000	Standard Chartered Bank	—	(131,210)	(131,210)
1/9/14	Euro 37,311,719	Czech Koruna 954,974,800	Standard Chartered Bank	—	(388,825)	(388,825)

44

Global Macro Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

1/9/14	Euro 35,392,949	Czech Koruna 903,582,000	Standard Chartered Bank	$—	$(489,012)	$(489,012)
1/9/14	Sri Lankan Rupee 542,740,000	United States Dollar 4,032,244	HSBC Bank USA	—	(57,194)	(57,194)
1/15/14	Australian Dollar 40,629,000	United States Dollar 37,651,301	Goldman Sachs International	—	(567,897)	(567,897)
1/15/14	Australian Dollar 15,160,000	United States Dollar 14,078,940	Morgan Stanley & Co. International PLC	—	(181,884)	(181,884)
1/15/14	Australian Dollar 147,894,422	United States Dollar 137,348,071	Morgan Stanley & Co. International PLC	—	(1,774,383)	(1,774,383)
1/15/14	British Pound Sterling 114,937,308	United States Dollar 183,068,696	Goldman Sachs International	—	(1,121,140)	(1,121,140)
1/15/14	Euro 55,229,000	United States Dollar 74,494,422	JPMorgan Chase Bank	—	(500,541)	(500,541)
1/15/14	Hungarian Forint 32,313,282,197	Euro 108,674,521	JPMorgan Chase Bank	—	(179,120)	(179,120)
1/17/14	Euro 70,063,947	Polish Zloty 294,205,521	JPMorgan Chase Bank	—	(52,877)	(52,877)
1/17/14	Euro 81,581,917	Polish Zloty 342,150,479	Standard Chartered Bank	—	(197,360)	(197,360)
1/21/14	Sri Lankan Rupee 370,000,000	United States Dollar 2,711,616	HSBC Bank USA	—	(68,510)	(68,510)
1/21/14	United States Dollar 1,870,870	Nigerian Naira 308,600,000	Deutsche Bank	28,340	—	28,340
1/22/14	Euro 48,653,000	United States Dollar 65,664,278	Deutsche Bank	—	(402,015)	(402,015)
1/29/14	Euro 29,155,000	United States Dollar 39,572,373	Goldman Sachs International	—	(17,925)	(17,925)
1/30/14	United States Dollar 67,922,456	Peruvian New Sol 189,198,000	Bank of Nova Scotia	—	(332,430)	(332,430)
2/3/14	Euro 3,761,079	United States Dollar 5,087,950	Goldman Sachs International	—	(19,358)	(19,358)
2/3/14	Japanese Yen 3,064,144,000	United States Dollar 31,203,096	Nomura International PLC	22,607	—	22,607
2/3/14	Japanese Yen 1,686,910,000	United States Dollar 17,178,310	Nomura International PLC	12,446	—	12,446
2/4/14	Brazilian Real 53,874,000	United States Dollar 24,176,090	BNP Paribas	636,963	—	636,963
2/4/14	Brazilian Real 107,748,000	United States Dollar 48,365,203	Morgan Stanley & Co. International PLC	1,286,949	—	1,286,949
2/4/14	Swiss Franc 168,297,903	United States Dollar 185,960,424	Goldman Sachs International	332,277	—	332,277
2/4/14	United States Dollar 185,785,454	Euro 136,478,000	Goldman Sachs International	—	(456,616)	(456,616)
2/5/14	Euro 201,680,000	United States Dollar 273,744,298	Goldman Sachs International	—	(125,435)	(125,435)
2/12/14	Euro 16,010,205	United States Dollar 22,003,913	Standard Chartered Bank	262,686	—	262,686

45

Global Macro Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

2/12/14	Euro 152,181,000	United States Dollar 205,416,957	Standard Chartered Bank	$—	$(1,238,847)	$(1,238,847)
2/12/14	United States Dollar 52,717,251	Euro 38,387,000	Standard Chartered Bank	—	(589,217)	(589,217)
2/19/14	Euro 8,404,000	United States Dollar 11,404,144	Bank of America	—	(8,314)	(8,314)
2/26/14	Euro 42,733,000	United States Dollar 57,679,294	Deutsche Bank	—	(352,032)	(352,032)
3/5/14	Euro 7,270,507	United States Dollar 9,998,219	Bank of America	124,750	—	124,750
3/5/14	Euro 3,488,777	United States Dollar 4,815,158	Bank of America	77,341	—	77,341
3/5/14	Euro 7,074,000	United States Dollar 9,603,521	Bank of America	—	(3,089)	(3,089)
3/5/14	Euro 3,460,524	United States Dollar 4,683,508	Bank of America	—	(15,941)	(15,941)
3/12/14	Euro 17,375,000	United States Dollar 23,447,563	Goldman Sachs International	—	(148,300)	(148,300)
3/21/14	Croatian Kuna 17,744,000	Euro 2,303,817	Citibank NA	—	(26,702)	(26,702)
3/21/14	Croatian Kuna 66,463,000	Euro 8,676,066	Citibank NA	—	(36,531)	(36,531)
3/21/14	Croatian Kuna 23,369,000	Euro 3,031,746	Citibank NA	—	(38,428)	(38,428)
3/21/14	Croatian Kuna 52,270,000	Euro 6,837,148	Deutsche Bank	—	(9,943)	(9,943)
4/2/14	Croatian Kuna 51,945,100	Euro 6,778,248	Citibank NA	—	(30,370)	(30,370)
4/2/14	Croatian Kuna 27,534,000	Euro 3,573,060	Citibank NA	—	(43,009)	(43,009)
4/2/14	Croatian Kuna 59,520,000	Euro 7,760,357	Citibank NA	—	(43,394)	(43,394)
4/2/14	Croatian Kuna 67,854,000	Euro 8,849,271	Citibank NA	—	(46,336)	(46,336)
4/2/14	Croatian Kuna 15,747,800	Euro 2,041,060	Deutsche Bank	—	(28,016)	(28,016)
4/3/14	Croatian Kuna 6,805,000	Euro 884,226	Citibank NA	—	(9,052)	(9,052)
4/3/14	Croatian Kuna 54,318,000	Euro 7,053,370	Citibank NA	—	(78,475)	(78,475)
4/11/14	United States Dollar 3,960,065	Kenyan Shilling 364,920,000	Standard Chartered Bank	175,344	—	175,344
4/17/14	United States Dollar 4,119,122	Kazakhstani Tenge 657,000,000	Citibank NA	13,733	—	13,733
4/17/14	United States Dollar 6,524,734	Kazakhstani Tenge 1,042,000,000	VTB Capital PLC	29,962	—	29,962
4/18/14	United States Dollar 6,523,511	Kazakhstani Tenge 1,040,500,000	VTB Capital PLC	20,491	—	20,491

46

Global Macro Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

4/23/14	United States Dollar 6,521,193	Kazakhstani Tenge 1,038,500,000	VTB Capital PLC	$3,961	$—	$3,961
5/6/14	British Pound Sterling 2,834,615	United States Dollar 4,551,256	Deutsche Bank	12,670	—	12,670
5/16/14	United States Dollar 91,471,350	Russian Ruble 3,048,740,095	Bank of America	611,668	—	611,668
5/16/14	United States Dollar 32,288,899	Russian Ruble 1,072,798,671	Bank of America	113,515	—	113,515
5/16/14	United States Dollar 36,241,317	Russian Ruble 1,209,191,544	Citibank NA	280,657	—	280,657
5/16/14	United States Dollar 42,567,361	Russian Ruble 1,420,579,266	Standard Chartered Bank	339,289	—	339,289
5/27/14	United States Dollar 13,833,195	Russian Ruble 460,507,075	Bank of America	53,098	—	53,098
5/27/14	United States Dollar 84,144,565	Russian Ruble 2,788,603,474	Bank of America	—	(56,028)	(56,028)
5/27/14	United States Dollar 46,126,999	Russian Ruble 1,535,798,420	BNP Paribas	184,011	—	184,011
5/27/14	United States Dollar 38,779,193	Russian Ruble 1,284,948,563	Standard Chartered Bank	—	(32,399)	(32,399)
6/17/14	Indonesian Rupiah 23,698,153,000	United States Dollar 1,945,661	Standard Chartered Bank	—	(93,328)	(93,328)
7/21/14	United States Dollar 23,882,676	Indonesian Rupiah 271,665,440,000	Barclays Bank PLC	—	(678,282)	(678,282)
7/21/14	United States Dollar 13,113,284	Indonesian Rupiah 148,180,108,000	Standard Chartered Bank	—	(456,431)	(456,431)
7/22/14	United States Dollar 13,049,479	Indonesian Rupiah 149,025,044,600	Goldman Sachs International	—	(323,172)	(323,172)
8/13/14	United States Dollar 3,927,319	Indonesian Rupiah 44,575,066,000	Deutsche Bank	—	(136,878)	(136,878)
8/20/14	United States Dollar 3,819,629	Indonesian Rupiah 44,575,066,000	Deutsche Bank	—	(33,536)	(33,536)
8/20/14	United States Dollar 3,054,348	Indonesian Rupiah 35,567,887,000	JPMorgan Chase Bank	—	(33,303)	(33,303)
8/20/14	United States Dollar 9,409,113	Indonesian Rupiah 109,098,662,264	Standard Chartered Bank	—	(142,550)	(142,550)
9/30/14	United States Dollar 2,925,610	Azerbaijani Manat 2,399,000	Standard Bank	21,203	—	21,203
10/9/14	United States Dollar 5,890,798	Azerbaijani Manat 4,801,000	VTB Capital PLC	—	(16,578)	(16,578)
10/9/14	United States Dollar 5,825,660	Azerbaijani Manat 4,745,000	VTB Capital PLC	—	(19,958)	(19,958)
10/17/14	United States Dollar 8,317,120	Kazakhstani Tenge 1,374,404,000	Citibank NA	26,651	—	26,651
10/20/14	United States Dollar 6,639,915	Kazakhstani Tenge 1,096,250,000	Deutsche Bank	11,543	—	11,543
10/23/14	United States Dollar 4,282,246	Kazakhstani Tenge 705,500,000	JPMorgan Chase Bank	—	(4,019)	(4,019)

47

Global Macro Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

10/27/14	United States Dollar 6,174,598	Kazakhstani Tenge 1,018,500,000	HSBC Bank USA	$—	$(2,863)	$(2,863)

				$20,370,459	$(53,815,518)	$(33,445,059)

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

12/13	1,875 Euro-Bobl	Short	$(312,241,898)	$(318,960,765)	$(6,718,867)
12/13	226 Euro-Bund	Short	(41,920,236)	(43,572,890)	(1,652,654)
12/13	71 Euro-Schatz	Short	(10,605,950)	(10,654,150)	(48,200)
12/13	369 Gold	Short	(49,050,060)	(48,844,530)	205,530
12/13	830 IMM 10-Year Interest Rate Swap	Long	84,411,000	81,050,662	(3,360,338)
12/13	178 Japan 10-Year Bond	Short	(258,964,825)	(262,610,190)	(3,645,365)
12/13	677 Nikkei 225 Index	Long	97,521,672	98,799,451	1,277,779
12/13	66 U.S. 2-Year Deliverable Interest Rate Swap	Short	(6,601,969)	(6,604,641)	(2,672)
12/13	239 U.S. 5-Year Deliverable Interest Rate Swap	Short	(23,415,625)	(23,873,859)	(458,234)
12/13	2,844 U.S. 5-Year Treasury Note	Short	(339,875,718)	(346,079,250)	(6,203,532)
12/13	642 U.S. 10-Year Deliverable Interest Rate Swap	Short	(61,540,074)	(62,805,656)	(1,265,582)
12/13	3,511 U.S. 10-Year Treasury Note	Short	(434,544,013)	(447,158,766)	(12,614,753)
12/13	1,518 U.S. Long Bond	Short	(199,685,727)	(204,645,374)	(4,959,647)
12/14	210 Copper	Short	(38,457,021)	(38,267,250)	189,771

					$(39,256,764)

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz:  Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

48

Global Macro Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

LCH.Clearnet	NZD 235,000	Pays	3-month NZD Bank Bill	4.71%	10/8/16	$318,985
LCH.Clearnet	NZD 64,000	Pays	3-month NZD Bank Bill	4.74	10/10/16	93,199
LCH.Clearnet	NZD 244,000	Pays	3-month NZD Bank Bill	4.76	10/10/16	419,844
LCH.Clearnet	NZD 131,000	Pays	3-month NZD Bank Bill	4.74	10/12/16	201,143

						$1,033,171

NZD	–	New Zealand Dollar

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America	CLP	10,892,810	Receives	6-month Sinacofi Chile Interbank Rate	4.80%	5/10/18	$(202,071)
Bank of America	CLP	24,349,210	Receives	6-month Sinacofi Chile Interbank Rate	4.76	5/13/18	(364,038)
Bank of America	CLP	4,664,735	Receives	6-month Sinacofi Chile Interbank Rate	4.73	5/16/18	(57,279)
Bank of America	CLP	11,777,720	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/20/18	(155,482)
Bank of America	HUF	589,390	Receives	6-month HUF BUBOR	7.32	12/16/16	(394,149)
Bank of America	HUF	1,166,000	Pays	6-month HUF BUBOR	6.99	12/19/16	722,793
Bank of America	HUF	1,166,000	Receives	6-month HUF BUBOR	7.29	12/19/16	(776,007)
Bank of America	HUF	1,018,000	Pays	6-month HUF BUBOR	6.97	12/20/16	615,563
Bank of America	HUF	1,018,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(685,001)
Bank of America	HUF	1,345,000	Pays	6-month HUF BUBOR	6.91	12/21/16	797,268
Bank of America	HUF	1,345,000	Receives	6-month HUF BUBOR	7.37	12/21/16	(911,376)
Bank of America	HUF	2,409,000	Pays	6-month HUF BUBOR	5.13	12/21/16	441,247
Bank of America	HUF	406,800	Pays	6-month HUF BUBOR	5.11	12/22/16	114,308
Bank of America	HUF	406,800	Receives	6-month HUF BUBOR	7.32	12/22/16	(271,615)
Bank of America	HUF	607,650	Pays	6-month HUF BUBOR	5.14	1/16/17	180,079
Bank of America	HUF	2,415,000	Pays	6-month HUF BUBOR	6.95	1/17/17	1,440,915
Bank of America	HUF	2,415,000	Receives	6-month HUF BUBOR	7.91	1/17/17	(1,828,814)
Bank of America	PLN	31,619	Pays	6-month PLN WIBOR	4.34	7/30/17	383,406
Bank of America	PLN	31,619	Receives	6-month PLN WIBOR	3.35	7/30/17	(6,948)
Bank of America	PLN	30,671	Pays	6-month PLN WIBOR	4.31	8/10/17	358,180
Bank of America	PLN	59,500	Pays	6-month PLN WIBOR	4.35	8/23/17	715,382
Bank of America	PLN	23,960	Pays	6-month PLN WIBOR	4.30	9/18/17	264,502
Bank of America	PLN	14,470	Pays	6-month PLN WIBOR	3.83	11/14/17	177,006
Bank of America	PLN	14,470	Receives	6-month PLN WIBOR	3.61	11/14/17	(78,750)
Bank of America	PLN	102,310	Receives	6-month PLN WIBOR	3.52	11/16/17	(617,609)
Barclays Bank PLC	PLN	66,483	Pays	6-month PLN WIBOR	4.32	8/2/17	787,978
Barclays Bank PLC	PLN	28,300	Pays	6-month PLN WIBOR	4.35	8/27/17	322,173
Barclays Bank PLC	PLN	102,310	Pays	6-month PLN WIBOR	3.81	11/16/17	1,225,523
Barclays Bank PLC	PLN	173,050	Pays	6-month PLN WIBOR	3.82	11/19/17	2,129,080

49

Global Macro Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Barclays Bank PLC	PLN	173,050	Receives	6-month PLN WIBOR	3.53%	11/19/17	$(758,952)
Barclays Bank PLC	PLN	57,540	Pays	6-month PLN WIBOR	3.80	11/20/17	683,434
BNP Paribas	PLN	69,044	Pays	6-month PLN WIBOR	4.25	8/7/17	756,247
BNP Paribas	PLN	69,044	Receives	6-month PLN WIBOR	3.60	8/7/17	(217,108)
BNP Paribas	PLN	15,700	Pays	6-month PLN WIBOR	3.85	11/13/17	195,822
BNP Paribas	PLN	15,700	Receives	6-month PLN WIBOR	3.38	11/13/17	(30,832)
BNP Paribas	PLN	76,000	Pays	6-month PLN WIBOR	3.83	11/14/17	929,678
BNP Paribas	PLN	2,200	Pays	6-month PLN WIBOR	3.81	11/20/17	26,463
BNP Paribas	PLN	2,200	Receives	6-month PLN WIBOR	3.60	11/20/17	(11,801)
Citibank NA	CLP	3,006,030	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	(28,831)
Citibank NA	PLN	27,794	Pays	6-month PLN WIBOR	4.33	7/30/17	336,183
Citibank NA	PLN	41,457	Pays	6-month PLN WIBOR	4.31	8/2/17	488,857
Citibank NA	PLN	9,684	Pays	6-month PLN WIBOR	4.24	8/7/17	105,484
Citibank NA	PLN	29,987	Pays	6-month PLN WIBOR	4.30	8/10/17	346,564
Citibank NA	PLN	26,940	Pays	6-month PLN WIBOR	4.40	8/20/17	341,335
Citibank NA	PLN	31,670	Pays	6-month PLN WIBOR	4.30	9/18/17	349,632
Citibank NA	PLN	31,670	Receives	6-month PLN WIBOR	3.59	9/18/17	(78,634)
Citibank NA	PLN	30,600	Pays	6-month PLN WIBOR	3.81	11/13/17	363,187
Citibank NA	PLN	24,940	Pays	6-month PLN WIBOR	3.82	11/14/17	301,311
Citibank NA	PLN	75,150	Pays	6-month PLN WIBOR	3.82	11/19/17	914,400
Citibank NA	PLN	75,150	Receives	6-month PLN WIBOR	3.60	11/19/17	(416,498)
Credit Suisse International	HUF	589,390	Pays	6-month HUF BUBOR	5.20	12/16/16	185,236
Credit Suisse International	HUF	1,839,440	Pays	6-month HUF BUBOR	6.93	12/16/16	1,126,390
Credit Suisse International	HUF	1,839,440	Receives	6-month HUF BUBOR	7.32	12/16/16	(1,230,107)
Credit Suisse International	HUF	440,700	Pays	6-month HUF BUBOR	6.98	12/22/16	265,172
Credit Suisse International	HUF	440,700	Receives	6-month HUF BUBOR	7.29	12/22/16	(291,980)
Credit Suisse International	HUF	326,000	Pays	6-month HUF BUBOR	6.99	12/27/16	206,162
Credit Suisse International	HUF	326,000	Receives	6-month HUF BUBOR	7.38	12/27/16	(220,398)
Credit Suisse International	HUF	972,410	Pays	6-month HUF BUBOR	5.11	1/11/17	284,633
Credit Suisse International	HUF	1,527,590	Pays	6-month HUF BUBOR	5.13	1/11/17	453,379
Credit Suisse International	HUF	2,500,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(1,893,271)
Credit Suisse International	HUF	829,350	Pays	6-month HUF BUBOR	5.12	1/16/17	242,915
Credit Suisse International	HUF	1,437,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(1,024,575)
Credit Suisse International	HUF	1,258,000	Pays	6-month HUF BUBOR	7.10	1/17/17	776,258
Credit Suisse International	HUF	1,258,000	Receives	6-month HUF BUBOR	7.83	1/17/17	(935,490)
Credit Suisse International	HUF	680,000	Pays	6-month HUF BUBOR	5.22	1/20/17	211,083
Credit Suisse International	HUF	2,183,000	Pays	6-month HUF BUBOR	5.87	1/20/17	923,370
Credit Suisse International	HUF	2,183,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,602,886)
Credit Suisse International	PLN	33,910	Pays	6-month PLN WIBOR	4.40	8/20/17	429,723
Deutsche Bank	BRL	68,547	Pays	Brazil CETIP Interbank Deposit	11.40	1/2/17	192,099
Deutsche Bank	BRL	140,693	Pays	Brazil CETIP Interbank Deposit	11.46	1/2/17	495,083
Deutsche Bank	BRL	170,659	Pays	Brazil CETIP Interbank Deposit	11.52	1/2/17	775,209
Deutsche Bank	BRL	206,476	Pays	Brazil CETIP Interbank Deposit	11.24	1/2/17	132,446
Deutsche Bank	CLP	11,063,890	Receives	6-month Sinacofi Chile Interbank Rate	4.78	5/10/18	(185,249)

50

Global Macro Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Deutsche Bank	CLP	31,208,027	Receives	6-month Sinacofi Chile Interbank Rate	4.70%	5/13/18	$(297,434)
Deutsche Bank	CLP	12,138,861	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/14/18	(159,686)
Deutsche Bank	CLP	5,837,998	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	(55,992)
Deutsche Bank	CLP	2,538,732	Receives	6-month Sinacofi Chile Interbank Rate	4.64	5/23/18	(10,679)
Deutsche Bank	HUF	2,396,050	Pays	6-month HUF BUBOR	7.01	1/19/17	1,512,535
Deutsche Bank	HUF	2,396,050	Receives	6-month HUF BUBOR	7.98	1/19/17	(1,839,445)
Deutsche Bank	PLN	35,927	Pays	6-month PLN WIBOR	4.34	7/30/17	437,819
Deutsche Bank	PLN	102,951	Pays	6-month PLN WIBOR	4.36	8/1/17	1,273,381
Deutsche Bank	PLN	60,960	Pays	6-month PLN WIBOR	4.28	8/6/17	689,902
Deutsche Bank	PLN	43,382	Pays	6-month PLN WIBOR	4.24	8/7/17	472,541
Deutsche Bank	PLN	34,120	Pays	6-month PLN WIBOR	4.33	8/17/17	376,746
Deutsche Bank	PLN	19,510	Pays	6-month PLN WIBOR	3.79	11/16/17	227,815
Deutsche Bank	PLN	19,510	Receives	6-month PLN WIBOR	3.60	11/16/17	(105,314)
Goldman Sachs International	PLN	20,449	Pays	6-month PLN WIBOR	4.35	8/1/17	249,960
Goldman Sachs International	PLN	37,986	Pays	6-month PLN WIBOR	3.80	11/20/17	451,181
JPMorgan Chase Bank	HUF	6,015,000	Pays	6-month HUF BUBOR	6.93	12/19/16	3,680,345
JPMorgan Chase Bank	HUF	6,015,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(3,972,128)
JPMorgan Chase Bank	HUF	2,068,000	Pays	6-month HUF BUBOR	6.94	12/20/16	1,238,787
JPMorgan Chase Bank	HUF	2,068,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(1,392,313)
JPMorgan Chase Bank	HUF	2,409,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(1,629,420)
JPMorgan Chase Bank	HUF	2,292,500	Pays	6-month HUF BUBOR	6.99	12/22/16	1,423,773
JPMorgan Chase Bank	HUF	2,292,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(1,528,937)
JPMorgan Chase Bank	HUF	1,956,000	Pays	6-month HUF BUBOR	5.10	12/27/16	547,280
JPMorgan Chase Bank	HUF	1,956,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(1,319,038)
JPMorgan Chase Bank	HUF	1,991,000	Pays	6-month HUF BUBOR	5.09	1/20/17	572,812
JPMorgan Chase Bank	HUF	2,671,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,961,204)
JPMorgan Chase Bank	NZD	178,000	Pays	3-month NZD Bank Bill	4.70	10/8/16	204,810
JPMorgan Chase Bank	NZD	13,240	Pays	3-month NZD Bank Bill	4.06	6/4/23	(533,565)
JPMorgan Chase Bank	PLN	26,580	Pays	6-month PLN WIBOR	4.33	8/17/17	293,491
Morgan Stanley & Co. International PLC	HUF	2,507,000	Pays	6-month HUF BUBOR	6.94	12/19/16	1,536,109
Morgan Stanley & Co. International PLC	HUF	2,507,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(1,655,466)
Morgan Stanley & Co. International PLC	HUF	1,035,000	Pays	6-month HUF BUBOR	7.02	12/20/16	631,131
Morgan Stanley & Co. International PLC	HUF	1,035,000	Receives	6-month HUF BUBOR	7.36	12/20/16	(699,997)
Nomura International PLC	HUF	1,713,000	Pays	6-month HUF BUBOR	6.99	12/21/16	1,062,168
Nomura International PLC	HUF	1,713,000	Receives	6-month HUF BUBOR	7.39	12/21/16	(1,166,625)
							$6,792,750

51

Global Macro Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

BRL	–	Brazilian Real
CLP	–	Chilean Peso
HUF	–	Hungarian Forint
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Romania	BNP Paribas	$6,620	1.00	%(1)	9/20/18	1.75%	$(224,831)	$240,318	$15,487
Romania	Goldman Sachs International	6,470	1.00	(1)	9/20/18	1.75	(219,736)	234,515	14,779
South Africa	Bank of America	5,575	1.00	(1)	9/20/15	0.97	9,721	34,337	44,058
South Africa	Bank of America	16,990	1.00	(1)	12/20/15	1.03	7,793	58,486	66,279
South Africa	Bank of America	5,160	1.00	(1)	12/20/15	1.03	2,367	18,617	20,984
South Africa	Bank of America	19,900	1.00	(1)	9/20/17	1.54	(380,435)	507,028	126,593
South Africa	Bank of America	16,100	1.00	(1)	9/20/17	1.54	(307,789)	190,664	(117,125)
South Africa	Bank of America	20,830	1.00	(1)	9/20/17	1.54	(398,214)	276,744	(121,470)
South Africa	Bank of America	29,280	1.00	(1)	9/20/17	1.54	(559,756)	292,887	(266,869)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	0.88	30,527	143,745	174,272
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	0.97	20,924	167,301	188,225
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	1.03	5,509	48,521	54,030
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	1.03	3,367	29,405	32,772
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	1.48	(62,757)	98,243	35,486
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	1.54	(217,937)	225,302	7,365
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	1.54	(173,585)	167,345	(6,240)
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	1.54	(175,879)	218,035	42,156
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	1.54	(363,229)	389,144	25,915
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	1.54	(321,744)	291,637	(30,107)
South Africa	Citibank NA	5,000	1.00	(1)	6/20/15	0.88	15,263	47,845	63,108
South Africa	Citibank NA	4,600	1.00	(1)	6/20/17	1.48	(72,171)	111,448	39,277
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/15	0.88	30,526	140,873	171,399
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/15	0.88	15,263	48,576	63,839
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/15	1.03	4,793	93,972	98,765
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	1.03	7,792	68,738	76,530
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/15	1.03	3,550	34,086	37,636
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	1.54	(191,173)	276,059	84,886
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/15	0.97	21,795	112,396	134,191
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	0.97	9,590	50,888	60,478
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	0.97	9,721	36,275	45,996
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/15	0.97	2,528	12,014	14,542
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/15	1.03	5,965	52,541	58,506

52

Global Macro Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Deutsche Bank	$16,940	1.00	(1)	9/20/17	1.54%	$(323,848)	$479,407	$155,559
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/17	1.54	(290,583)	387,277	96,694
South Africa	Deutsche Bank	9,200	1.00	(1)	9/20/17	1.54	(175,880)	181,823	5,943
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	1.03	7,951	73,511	81,462
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/15	1.03	3,679	35,319	38,998
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	1.54	(204,364)	287,410	83,046
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	1.59	(180,153)	157,305	(22,848)
South Africa	HSBC Bank USA	9,200	1.00	(1)	9/20/17	1.54	(175,880)	250,645	74,765
South Africa	HSBC Bank USA	9,146	1.00	(1)	9/20/17	1.54	(174,848)	180,756	5,908
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/17	1.59	(163,938)	148,771	(15,167)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	0.88	15,263	72,590	87,853
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	0.88	15,263	47,113	62,376
South Africa	JPMorgan Chase Bank	9,200	1.00	(1)	9/20/17	1.54	(175,879)	211,472	35,593
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	1.48	(69,033)	105,136	36,103
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	1.54	(175,879)	208,187	32,308
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	1.54	(76,469)	47,479	(28,990)
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	1.54	(170,144)	135,082	(35,062)
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	1.59	(158,728)	141,321	(17,407)
Turkey	Bank of America	112,599	1.00	(1)	12/20/17	1.61	(2,593,756)	2,211,132	(382,624)
Turkey	Deutsche Bank	20,000	1.00	(1)	12/20/17	1.61	(460,707)	392,745	(67,962)

Total		$642,015					$(8,990,175)	$10,472,466	$1,482,291

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Austria	Barclays Bank PLC	$8,800	0.44%		12/20/13	$(9,234)	$—	$(9,234)
Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(25,747)	—	(25,747)
Brazil	Bank of America	7,450	1.00	(1)	12/20/20	459,921	(185,389)	274,532

53

Global Macro Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Brazil	Bank of America	$5,080	1.00	(1) %	12/20/20	$313,616	$(135,094)	$178,522
Brazil	Bank of America	4,575	1.00	(1)	12/20/20	282,440	(119,006)	163,434
Brazil	Bank of America	3,600	1.00	(1)	12/20/20	222,247	(81,885)	140,362
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	79,749	—	79,749
Brazil	Barclays Bank PLC	13,860	1.00	(1)	12/20/20	855,638	(377,181)	478,457
Bulgaria	Barclays Bank PLC	9,861	1.00	(1)	12/20/18	119,321	(119,974)	(653)
Bulgaria	BNP Paribas	4,574	1.00	(1)	6/20/18	30,858	(24,378)	6,480
Bulgaria	BNP Paribas	6,620	1.00	(1)	9/20/18	62,620	(61,308)	1,312
Bulgaria	BNP Paribas	4,600	1.00	(1)	9/20/18	43,513	(48,857)	(5,344)
Bulgaria	BNP Paribas	4,640	1.00	(1)	12/20/18	56,146	(49,533)	6,613
Bulgaria	Goldman Sachs International	6,470	1.00	(1)	9/20/18	61,202	(53,885)	7,317
Bulgaria	Goldman Sachs International	9,000	1.00	(1)	12/20/18	108,903	(106,985)	1,918
Bulgaria	Goldman Sachs International	4,500	1.00	(1)	12/20/18	54,451	(54,548)	(97)
China	Bank of America	22,200	1.00	(1)	3/20/17	(416,753)	(448,528)	(865,281)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(702,342)	(687,878)	(1,390,220)

China	Deutsche Bank	13,655	1.00	(1)	3/20/17	(256,341)	(238,602)	(494,943)
China	Deutsche Bank	15,969	1.00	(1)	3/20/17	(299,781)	(279,036)	(578,817)
Colombia	Bank of America	17,400	1.00	(1)	9/20/21	672,168	(616,201)	55,967
Colombia	Barclays Bank PLC	20,000	1.00	(1)	6/20/17	(42,394)	(477,321)	(519,715)
Colombia	Barclays Bank PLC	7,300	1.00	(1)	6/20/22	330,452	(367,551)	(37,099)
Colombia	Citibank NA	7,100	1.00	(1)	6/20/22	321,398	(485,071)	(163,673)
Colombia	Deutsche Bank	14,900	1.00	(1)	6/20/22	674,483	(855,678)	(181,195)
Colombia	Deutsche Bank	14,170	1.00	(1)	6/20/22	641,518	(921,520)	(280,002)
Colombia	Goldman Sachs International	7,090	1.00	(1)	6/20/17	(15,029)	(169,210)	(184,239)
Colombia	Goldman Sachs International	13,390	1.00	(1)	9/20/21	517,260	(465,860)	51,400
Colombia	Goldman Sachs International	6,900	1.00	(1)	6/20/22	312,344	(471,407)	(159,063)
Colombia	Goldman Sachs International	7,700	1.00	(1)	6/20/22	348,558	(580,098)	(231,540)
Colombia	HSBC Bank USA	14,730	1.00	(1)	6/20/17	(31,223)	(356,451)	(387,674)
Colombia	HSBC Bank USA	38,410	1.00	(1)	9/20/21	1,483,791	(1,306,431)	177,360
Colombia	Morgan Stanley & Co. International PLC	19,970	1.00	(1)	9/20/21	771,448	(707,215)	64,233
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	159,843	(111,411)	48,432
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	802,626	(625,120)	177,506
Croatia	Citibank NA	5,000	1.00	(1)	12/20/17	399,607	(281,567)	118,040
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	119,882	(82,559)	37,323
Croatia	Citibank NA	4,050	1.00	(1)	3/20/18	353,530	(235,591)	117,939
Croatia	Citibank NA	3,070	1.00	(1)	3/20/18	267,984	(178,618)	89,366

54

Global Macro Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Croatia	Citibank NA	$4,287	1.00	(1) %	3/20/18	$374,218	$(346,683)	$27,535
Croatia	Citibank NA	13,270	1.00	(1)	6/20/18	1,256,010	(1,144,114)	111,896
Croatia	Citibank NA	2,670	1.00	(1)	6/20/18	252,716	(233,145)	19,571
Croatia	Deutsche Bank	410	1.00	(1)	12/20/17	32,767	(23,497)	9,270
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	159,843	(110,371)	49,472
Croatia	HSBC Bank USA	6,508	1.00	(1)	3/20/18	568,092	(526,290)	41,802
Croatia	JPMorgan Chase Bank	2,967	1.00	(1)	6/20/18	280,827	(259,290)	21,537
Croatia	Morgan Stanley & Co. International PLC	1,611	1.00	(1)	12/20/16	85,491	(71,309)	14,182
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	199,803	(139,878)	59,925
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	199,803	(142,586)	57,217

Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	110,691	(73,938)	36,753
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	127,474	(91,051)	36,423
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	269,032	(251,635)	17,397
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	597,243	(527,091)	70,152
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	266,535	(256,847)	9,688
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	555,503	(548,022)	7,481
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	3,552,757	(2,372,337)	1,180,420
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	436,457	(272,003)	164,454
Egypt	Bank of America	7,050	1.00	(1)	9/20/15	671,508	(127,238)	544,270
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	857,244	(162,431)	694,813
Egypt	Citibank NA	3,050	1.00	(1)	12/20/15	325,991	(87,596)	238,395
Egypt	Citibank NA	4,550	1.00	(1)	6/20/20	1,247,170	(334,703)	912,467
Egypt	Citibank NA	50	1.00	(1)	6/20/20	13,706	(3,864)	9,842
Egypt	Credit Suisse International	11,000	1.00	(1)	12/20/15	1,175,706	(295,967)	879,739

55

Global Macro Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Egypt	Deutsche Bank	$9,540	1.00	(1) %	6/20/15	$793,731	$(125,588)	$668,143
Egypt	Deutsche Bank	710	1.00	(1)	6/20/15	59,073	(14,649)	44,424
Egypt	Deutsche Bank	8,200	1.00	(1)	9/20/15	781,044	(151,104)	629,940
Egypt	Deutsche Bank	4,175	1.00	(1)	9/20/15	397,666	(96,677)	300,989
Egypt	Deutsche Bank	2,855	1.00	(1)	12/20/15	305,149	(74,590)	230,559
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	1,397,927	(333,581)	1,064,346
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	1,260,876	(339,991)	920,885
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	1,247,170	(336,747)	910,423
Egypt	Goldman Sachs International	9,700	1.00	(1)	9/20/15	923,918	(184,194)	739,724
Guatemala	Citibank NA	18,256	1.00	(1)	9/20/20	1,773,686	(965,425)	808,261
Hungary	Bank of America	7,800	1.00	(1)	3/20/17	324,873	(947,045)	(622,172)
Hungary	Barclays Bank PLC	3,700	1.00	(1)	3/20/17	154,107	(449,202)	(295,095)
Hungary	Barclays Bank PLC	10,900	1.00	(1)	3/20/17	453,988	(1,328,137)	(874,149)
Hungary	Deutsche Bank	7,600	1.00	(1)	3/20/17	316,543	(918,628)	(602,085)
Hungary	Goldman Sachs International	14,600	1.00	(1)	3/20/17	608,095	(1,758,262)	(1,150,167)

Hungary	HSBC Bank USA	4,100	1.00	(1)	3/20/17	170,767	(497,764)	(326,997)
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	31,489	(73,344)	(41,855)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	65,809	(97,283)	(31,474)
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	89,983	(130,681)	(40,698)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	65,809	(111,266)	(45,457)
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	155,426	(188,392)	(32,966)
Lebanon	Citibank NA	4,600	3.30		9/20/14	(83,757)	—	(83,757)
Lebanon	Citibank NA	4,300	1.00	(1)	12/20/14	32,239	(75,091)	(42,852)
Lebanon	Citibank NA	4,500	1.00	(1)	12/20/14	33,738	(77,005)	(43,267)
Lebanon	Citibank NA	5,500	1.00	(1)	12/20/14	41,235	(97,495)	(56,260)
Lebanon	Citibank NA	2,800	1.00	(1)	3/20/15	37,605	(48,650)	(11,045)
Lebanon	Citibank NA	6,000	1.00	(1)	9/20/15	151,940	(225,428)	(73,488)
Lebanon	Citibank NA	15,000	1.00	(1)	9/20/15	379,850	(523,412)	(143,562)
Lebanon	Credit Suisse International	4,600	1.00	(1)	3/20/15	61,779	(90,192)	(28,413)
Lebanon	Credit Suisse International	8,800	1.00	(1)	3/20/15	118,187	(171,543)	(53,356)
Lebanon	Credit Suisse International	9,900	1.00	(1)	6/20/15	192,222	(213,648)	(21,426)
Lebanon	Credit Suisse International	5,000	1.00	(1)	9/20/15	126,617	(174,785)	(48,168)
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	138,329	(161,490)	(23,161)
Lebanon	Credit Suisse International	5,000	1.00	(1)	12/20/15	155,427	(186,161)	(30,734)
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	258,008	(301,877)	(43,869)
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	705,948	(865,794)	(159,846)

56

Global Macro Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Lebanon	Deutsche Bank	$6,100	1.00	(1) %	3/20/15	$81,925	$(110,409)	$(28,484)
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	95,140	(105,744)	(10,604)
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	97,082	(109,319)	(12,237)
Lebanon	Deutsche Bank	6,700	1.00	(1)	9/20/15	169,666	(208,501)	(38,835)
Lebanon	Deutsche Bank	3,085	1.00	(1)	12/20/15	95,898	(116,993)	(21,095)
Lebanon	Deutsche Bank	5,000	1.00	(1)	12/20/15	155,426	(190,619)	(35,193)
Lebanon	Deutsche Bank	6,890	1.00	(1)	12/20/15	214,178	(260,219)	(46,041)
Lebanon	Goldman Sachs International	3,600	1.00	(1)	9/20/15	91,164	(125,845)	(34,681)
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	2,263,811	(2,425,105)	(161,294)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(398,658)	437,838	39,180
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(369,465)	375,301	5,836
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	123,068	(147,276)	(24,208)

Lebanon	JPMorgan Chase Bank	10,000	5.00	(1)	12/20/17	(586,743)	177,160	(409,583)
Mexico	Bank of America	7,100	1.00	(1)	6/20/22	213,357	(396,917)	(183,560)
Mexico	Bank of America	14,100	1.00	(1)	6/20/22	423,709	(895,605)	(471,896)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	117,197	(259,843)	(142,646)
Mexico	Citibank NA	4,150	1.00	(1)	6/20/22	124,709	(238,229)	(113,520)
Mexico	Deutsche Bank	6,900	1.00	(1)	6/20/22	207,348	(390,465)	(183,117)
Mexico	Deutsche Bank	7,300	1.00	(1)	6/20/22	219,368	(458,702)	(239,334)
Mexico	Deutsche Bank	6,680	1.00	(1)	6/20/22	200,736	(453,668)	(252,932)
Mexico	Deutsche Bank	14,300	1.00	(1)	6/20/22	429,720	(840,950)	(411,230)
Mexico	Goldman Sachs International	6,500	1.00	(1)	6/20/22	195,328	(367,862)	(172,534)
Mexico	Goldman Sachs International	7,060	1.00	(1)	6/20/22	212,156	(481,862)	(269,706)
Philippines	Bank of America	9,300	1.00	(1)	9/20/15	(137,813)	(77,443)	(215,256)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(111,769)	(73,295)	(185,064)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(135,327)	(94,854)	(230,181)
Philippines	Citibank NA	10,000	1.00	(1)	6/20/15	(135,327)	(102,930)	(238,257)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(119,347)	(85,018)	(204,365)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(135,327)	(92,069)	(227,396)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	(140,778)	(99,105)	(239,883)
Philippines	Deutsche Bank	10,000	1.00	(1)	9/20/15	(148,187)	(102,204)	(250,391)
Philippines	Goldman Sachs International	10,000	1.00	(1)	3/20/15	(122,407)	(93,168)	(215,575)
Philippines	Goldman Sachs International	10,000	1.00	(1)	6/20/15	(135,327)	(93,202)	(228,529)
Philippines	Goldman Sachs International	7,200	1.00	(1)	9/20/15	(106,694)	(57,562)	(164,256)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(135,327)	(92,069)	(227,396)

57

Global Macro Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Philippines	HSBC Bank USA	$4,400	1.00	(1) %	9/20/15	$(65,202)	$(42,951)	$(108,153)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(148,186)	(112,721)	(260,907)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(148,187)	(119,352)	(267,539)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(135,326)	(100,071)	(235,397)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	(148,187)	(110,976)	(259,163)
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(250,939)	222,546	(28,393)
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	15,091	13,631	28,722
Russia	Bank of America	32,210	1.00	(1)	9/20/17	360,698	(1,330,471)	(969,773)
Russia	Barclays Bank PLC	17,300	1.00	(1)	9/20/17	193,731	(761,751)	(568,020)
Russia	Citibank NA	13,760	1.00	(1)	9/20/17	154,089	(371,960)	(217,871)
Russia	Credit Suisse International	28,990	1.00	(1)	9/20/17	324,640	(1,207,339)	(882,699)
Russia	Deutsche Bank	4,750	1.00	(1)	9/20/17	53,192	(123,280)	(70,088)
Russia	Deutsche Bank	9,800	1.00	(1)	9/20/17	109,744	(431,512)	(321,768)

Russia	Deutsche Bank	41,153	1.00	(1)	6/20/18	881,717	(684,184)	197,533
Russia	Deutsche Bank	35,840	1.00	(1)	6/20/18	767,884	(588,594)	179,290
Russia	JPMorgan Chase Bank	7,900	1.00	(1)	9/20/17	88,467	(216,366)	(127,899)
Russia	JPMorgan Chase Bank	17,700	1.00	(1)	9/20/17	198,210	(478,620)	(280,410)
Russia	JPMorgan Chase Bank	16,587	1.00	(1)	6/20/18	355,382	(269,255)	86,127
Russia	JPMorgan Chase Bank	16,870	1.00	(1)	6/20/18	361,445	(281,094)	80,351
Russia	JPMorgan Chase Bank	8,550	1.00	(1)	6/20/18	183,187	(128,548)	54,639
Russia	Morgan Stanley & Co. International PLC	9,180	1.00	(1)	9/20/17	102,801	(254,689)	(151,888)
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	359,367	(179,283)	180,084
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	384,025	(168,070)	215,955
South Africa	Bank of America	16,990	1.00	(1)	12/20/20	1,234,194	(467,038)	767,156
South Africa	Bank of America	5,160	1.00	(1)	12/20/20	374,834	(155,584)	219,250
South Africa	Bank of America	29,280	1.00	(1)	9/20/22	2,867,459	(1,843,326)	1,024,133
South Africa	Bank of America	20,830	1.00	(1)	9/20/22	2,039,931	(1,452,302)	587,629
South Africa	Bank of America	16,100	1.00	(1)	9/20/22	1,576,711	(1,071,761)	504,950
South Africa	Bank of America	19,900	1.00	(1)	9/20/22	1,948,853	(1,745,685)	203,168
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	359,367	(207,244)	152,123
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	305,211	(127,535)	177,676
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	305,212	(145,253)	159,959
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	305,212	(207,789)	97,423
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	650,043	(602,753)	47,290
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	826,600	(646,034)	180,566

58

Global Macro Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Barclays Bank PLC	$12,010	1.00	(1) %	12/20/20	$872,435	$(328,918)	$543,517
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	533,195	(213,065)	320,130
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	1,062,566	(817,217)	245,349
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	889,225	(733,522)	155,703
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	1,648,201	(1,282,008)	366,193
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	1,062,566	(839,650)	222,916
South Africa	Citibank NA	3,910	1.00	(1)	12/20/19	223,035	(146,236)	76,799
South Africa	Citibank NA	5,300	1.00	(1)	3/20/20	323,524	(210,988)	112,536
South Africa	Citibank NA	4,600	1.00	(1)	3/20/20	280,795	(189,004)	91,791
South Africa	Citibank NA	5,000	1.00	(1)	6/20/20	325,022	(219,218)	105,804
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	311,316	(142,660)	168,656
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	280,795	(156,541)	124,254
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	325,022	(221,692)	103,330

South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	650,043	(588,363)	61,680
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,234,193	(496,560)	737,633
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	759,102	(394,468)	364,634
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	562,251	(237,719)	324,532
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	979,323	(910,887)	68,436
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/20	861,042	(489,478)	371,564
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/20	384,024	(166,551)	217,473
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/20	378,858	(199,562)	179,296
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/20	99,881	(52,662)	47,219
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/20	944,714	(371,188)	573,526
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/22	1,658,957	(1,483,225)	175,732
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/22	1,488,571	(1,325,171)	163,400
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	1,259,255	(504,766)	754,489
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	582,592	(237,315)	345,277
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	1,046,886	(907,089)	139,797
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	812,070	(711,738)	100,332
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/22	738,981	(621,974)	117,007
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	296,620	(202,801)	93,819

59

Global Macro Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	JPMorgan Chase Bank	$4,590	1.00	(1) %	12/20/19	$261,825	$(214,837)	$46,988
South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	311,315	(140,151)	171,164
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	305,211	(142,319)	162,892
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	317,420	(204,543)	112,877
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	325,022	(214,259)	110,763
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	325,022	(303,769)	21,253
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	871,598	(665,076)	206,522
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	391,730	(275,505)	116,225
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	715,496	(617,160)	98,336

Spain	Bank of America	15,000	1.00	(1)	6/20/20	923,825	(238,951)	684,874
Spain	Bank of America	7,500	1.00	(1)	9/20/20	488,642	(397,720)	90,922
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	660,531	(87,367)	573,164
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	615,883	(564,595)	51,288
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	482,902	(498,072)	(15,170)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	322,398	(342,635)	(20,237)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	3,040,876	(3,280,549)	(239,673)
Spain	Citibank NA	11,400	1.00	(1)	3/20/20	660,531	(199,495)	461,036
Spain	Citibank NA	2,500	1.00	(1)	3/20/20	144,854	(90,094)	54,760
Spain	Citibank NA	5,000	1.00	(1)	9/20/20	325,757	(194,835)	130,922
Spain	Deutsche Bank	9,200	1.00	(1)	3/20/20	533,061	(152,028)	381,033
Spain	Deutsche Bank	10,000	1.00	(1)	6/20/20	615,883	(354,236)	261,647
Spain	Deutsche Bank	13,950	1.00	(1)	6/20/20	859,158	(655,639)	203,519
Spain	Deutsche Bank	12,825	1.00	(1)	12/20/20	879,748	(813,938)	65,810
Spain	Deutsche Bank	23,922	1.00	(1)	12/20/20	1,640,961	(1,770,297)	(129,336)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	307,942	(284,585)	23,357
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	556,588	(586,309)	(29,721)
Spain	JPMorgan Chase Bank	5,000	1.00	(1)	9/20/20	325,756	(189,713)	136,043
Spain	JPMorgan Chase Bank	15,000	1.00	(1)	9/20/20	977,285	(1,127,514)	(150,229)
Thailand	Bank of America	4,000	1.00	(1)	9/20/15	(52,295)	(10,575)	(62,870)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	73,157	—	73,157
Thailand	Citibank NA	7,700	0.86		12/20/14	(64,043)	—	(64,043)
Thailand	Citibank NA	3,700	0.95		9/20/19	40,284	—	40,284

60

Global Macro Portfolio

October 31, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Thailand	Credit Suisse International	$5,000	1.00	(1) %	9/20/15	$(65,369)	$(18,483)	$(83,852)
Thailand	Deutsche Bank	10,000	1.00	(1)	3/20/15	(110,707)	(22,884)	(133,591)
Thailand	Goldman Sachs International	4,700	1.00	(1)	9/20/15	(61,447)	(11,578)	(73,025)
Thailand	Goldman Sachs International	9,000	1.00	(1)	9/20/15	(117,663)	(22,192)	(139,855)
Thailand	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(130,737)	(24,658)	(155,395)
Thailand	JPMorgan Chase Bank	3,900	0.87		12/20/14	(32,932)	—	(32,932)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(65,369)	(12,317)	(77,686)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(65,368)	(17,611)	(82,979)
Tunisia	Barclays Bank PLC	7,030	1.00	(1)	9/20/17	609,461	(489,521)	119,940
Tunisia	Citibank NA	3,990	1.00	(1)	9/20/17	345,887	(298,633)	47,254
Tunisia	Deutsche Bank	13,700	1.00	(1)	6/20/17	1,097,388	(788,423)	308,965
Tunisia	Deutsche Bank	7,390	1.00	(1)	6/20/17	591,949	(448,910)	143,039

Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	580,818	(422,390)	158,428
Tunisia	Goldman Sachs International	7,430	1.00	(1)	9/20/17	644,102	(493,025)	151,077
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	580,812	(467,686)	113,126
Tunisia	JPMorgan Chase Bank	8,770	1.00	(1)	9/20/17	760,256	(642,221)	118,035
Tunisia	Morgan Stanley & Co. International PLC	2,000	1.00	(1)	6/20/17	160,203	(121,406)	38,797
Tunisia	Nomura International PLC	5,700	1.00	(1)	12/20/17	530,581	(482,434)	48,147
Uruguay	Citibank NA	4,600	1.00	(1)	6/20/20	248,669	(232,929)	15,740
Uruguay	Deutsche Bank	9,200	1.00	(1)	6/20/20	497,337	(454,942)	42,395
Venezuela	Barclays Bank PLC	12,700	5.00	(1)	6/20/18	2,006,735	(1,395,670)	611,065
Venezuela	Barclays Bank PLC	5,380	5.00	(1)	6/20/18	850,087	(566,313)	283,774
Venezuela	Barclays Bank PLC	3,299	5.00	(1)	6/20/18	521,271	(352,072)	169,199
Venezuela	Citibank NA	6,163	5.00	(1)	6/20/18	973,820	(671,499)	302,321
Venezuela	Deutsche Bank	3,854	5.00	(1)	6/20/18	608,965	(417,508)	191,457
Venezuela	Deutsche Bank	3,187	5.00	(1)	6/20/18	503,580	(348,192)	155,388
Venezuela	Deutsche Bank	5,613	5.00	(1)	6/20/20	1,112,888	(1,140,165)	(27,277)
Venezuela	Deutsche Bank	8,865	5.00	(1)	6/20/23	2,027,537	(2,283,750)	(256,213)
Venezuela	Goldman Sachs International	4,300	5.00	(1)	6/20/23	983,464	(942,629)	40,835

61

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Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

iTraxx Asia ex-Japan Investment Grade Index	Bank of America		$4,720	1.00	(1) %	6/20/18	$3,797	$(83,778)	$(79,981)
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC		2,928	1.00	(1)	6/20/18	2,355	(87,514)	(85,159)
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC		26,295	1.00	(1)	6/20/18	21,242	(453,162)	(431,920)
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC		45,418	1.00	(1)	6/20/18	36,653	(723,981)	(687,328)
iTraxx Asia ex-Japan Investment Grade Index	Citibank NA		12,295	1.00	(1)	6/20/18	9,890	(223,462)	(213,572)
iTraxx Asia ex-Japan Investment Grade Index	Credit Suisse International		10,496	1.00	(1)	6/20/18	8,443	(167,032)	(158,589)
iTraxx Asia ex-Japan Investment Grade Index	Deutsche Bank		6,347	1.00	(1)	6/20/18	5,105	(110,152)	(105,047)
iTraxx Asia ex-Japan Investment Grade Index	Goldman Sachs International		7,636	1.00	(1)	6/20/18	6,141	(139,034)	(132,893)
iTraxx Asia ex-Japan Investment Grade Index	Goldman Sachs International		15,662	1.00	(1)	6/20/18	12,598	(281,326)	(268,728)
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		4,719	1.00	(1)	6/20/18	3,796	(85,768)	(81,972)
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		5,240	1.00	(1)	6/20/18	4,215	(86,529)	(82,314)
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		7,117	1.00	(1)	6/20/18	5,725	(111,430)	(105,705)
iTraxx Europe Senior Financials 5-Year Index	Goldman Sachs International	EUR	56,534	1.00	(1)	12/20/18	566,851	(1,473,497)	(906,646)
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	12,467	5.00	(1)	12/20/18	(2,716,951)	2,312,337	(404,614)
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	72,334	5.00	(1)	12/20/18	(15,763,550)	13,597,886	(2,165,664)

							$94,927,427	$(89,883,406)	$5,044,021

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $642,015,000.

**	The contract annual fixed rate represents the annual fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	–	Euro

62

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Notes to Consolidated Financial Statements — continued

Total Return Swaps
Counterparty	Number of Contracts	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation (Depreciation)

Citibank NA	N.A.	Total Return on GTQ 37,022,000 Banco de Guatemala, 0%, due 12/3/13	3-month USD LIBOR-BBA + 50 bp on $4,568,992 (Notional Amount) plus Notional Amount at termination date	12/5/13	$74,453
Citibank NA	28,000,000	Positive Return on KOSPI 200 Index less 5bp	Negative Return on KOSPI 200 Index plus 5bp	12/12/13	101,368
Citibank NA	45,500,000	Positive Return on KOSPI 200 Index less 5bp	Negative Return on KOSPI 200 Index plus 5bp	12/12/13	230,054
Citibank NA	N.A.	Total Return on GTQ 21,130,000 Banco de Guatemala, 0%, due 3/4/14	3-month USD LIBOR-BBA + 50 bp on $2,611,067 (Notional Amount) plus Notional Amount at termination date	3/10/14	12,729
JPMorgan Chase Bank	2,450	Negative Return on WIG20 Index	Positive Return on WIG20 Index	12/20/13	(130,769)
JPMorgan Chase Bank	2,560	Negative Return on WIG20 Index	Positive Return on WIG20 Index	12/20/13	(142,858)
JPMorgan Chase Bank	2,580	Negative Return on WIG20 Index	Positive Return on WIG20 Index	12/20/13	(103,423)
JPMorgan Chase Bank	27,120	Negative Return on WIG20 Index	Positive Return on WIG20 Index	12/20/13	(1,569,984)
JPMorgan Chase Bank	4,000	Negative Return on WIG20 Index	Positive Return on WIG20 Index	12/20/13	(175,033)
JPMorgan Chase Bank	9,380	Negative Return on WIG20 Index	Positive Return on WIG20 Index	12/20/13	(439,650)
JPMorgan Chase Bank	980	Negative Return on WIG20 Index	Positive Return on WIG20 Index	12/20/13	(57,007)

					$(2,200,120)

GTQ	–	Guatemalan Quetzal

Cross-Currency Swaps
Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America	CLF	474	CLP	10,892,810	6-month Sinacofi Chile Interbank Rate	2.10%	5/10/18	$197,354
Bank of America	CLF	1,061	CLP	24,349,210	6-month Sinacofi Chile Interbank Rate	2.08	5/13/18	429,200
Bank of America	CLF	203	CLP	4,664,735	6-month Sinacofi Chile Interbank Rate	2.10	5/16/18	97,917
Bank of America	CLF	514	CLP	11,777,720	6-month Sinacofi Chile Interbank Rate	2.05	5/20/18	212,863
Citibank NA	CLF	131	CLP	3,006,030	6-month Sinacofi Chile Interbank Rate	2.01	5/20/18	42,750
Deutsche Bank	CLF	482	CLP	11,063,890	6-month Sinacofi Chile Interbank Rate	2.09	5/10/18	189,820
Deutsche Bank	CLF	1,360	CLP	31,208,027	6-month Sinacofi Chile Interbank Rate	2.05	5/13/18	469,054
Deutsche Bank	CLF	529	CLP	12,138,861	6-month Sinacofi Chile Interbank Rate	2.11	5/14/18	254,901
Deutsche Bank	CLF	255	CLP	5,837,972	6-month Sinacofi Chile Interbank Rate	2.00	5/20/18	77,402
Deutsche Bank	CLF	111	CLP	2,538,732	6-month Sinacofi Chile Interbank Rate	1.93	5/23/18	20,262

								$1,991,523

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Notes to Consolidated Financial Statements — continued

Cross-Currency Swaps (continued)
Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)*		Notional Amount on Floating Rate (Currency Delivered (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Bank of America	TRY	17,118	$11,435	3-month USD LIBOR-BBA	8.28%	8/11/20	$2,399,108
Bank of America	TRY	26,000	14,619	3-month USD LIBOR-BBA	6.97	8/18/21	1,938,263
Barclays Bank PLC	TRY	60,000	40,080	3-month USD LIBOR-BBA	8.25	8/11/20	8,458,037
Barclays Bank PLC	TRY	25,350	16,650	3-month USD LIBOR-BBA	8.32	8/16/20	2,965,990
Citibank NA	TRY	25,000	16,700	3-month USD LIBOR-BBA	8.20	8/11/20	3,558,312
Citibank NA	TRY	3,909	2,449	3-month USD LIBOR-BBA	8.23	2/25/21	297,063
Credit Suisse International	TRY	4,446	2,498	3-month USD LIBOR-BBA	6.90	8/18/21	338,726
Deutsche Bank	TRY	22,254	14,861	3-month USD LIBOR-BBA	8.26	8/11/20	3,126,030
Deutsche Bank	TRY	14,321	8,996	3-month USD LIBOR-BBA	8.20	2/24/21	1,123,705
Deutsche Bank	TRY	5,112	2,871	3-month USD LIBOR-BBA	7.00	8/18/21	372,479
JPMorgan Chase Bank	TRY	27,000	18,012	3-month USD LIBOR-BBA	8.29	8/11/20	3,752,562
JPMorgan Chase Bank	TRY	20,000	13,333	3-month USD LIBOR-BBA	8.36	8/11/20	2,732,555
JPMorgan Chase Bank	TRY	10,000	5,610	3-month USD LIBOR-BBA	6.96	8/18/21	735,881

							$31,798,711

							$33,790,234

CLF	–	Chilean Unidad de Fomento
CLP	–	Chilean Peso
TRY	–	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

64

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Notes to Consolidated Financial Statements — continued

Written options activity for the year ended October 31, 2013 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of year	INR	33,752,150	KRW	—	$21,570,884
Options written		45,733,792		336,789,600	13,096,463
Options expired		(55,845,023)		(336,789,600)	(28,267,371)

Outstanding, end of year	INR	23,640,919	KRW	—	$6,399,976

INR	–	Indian Rupee
KRW	–	South Korean Won

At October 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over the counter written options, non-centrally cleared swap contracts, over-the-counter options and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $127,958,005. The Portfolio may be required to pledge collateral in the form of cash or securities for the benefit of a counterparty if the net amount due to the counterparty exceeds a certain threshold. Collateral pledged for the benefit of a counterparty for over-the-counter derivatives is held in a segregated account by the Portfolio’s custodian. Securities pledged as collateral, if any, are identified in the Consolidated Portfolio of Investments. Cash pledged as collateral, if any, is included in restricted cash on the Consolidated Statement of Assets and Liabilities. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $54,992,028 at October 31, 2013.

The non-exchange traded derivatives in which the Portfolio invests, including non-centrally cleared swap contracts, over-the counter options, swaptions contracts, and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risks with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At October 31, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk was $139,702,400, with the highest amount from any one counterparty being $22,941,048. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio (and Subsidiary) has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio (and Subsidiary) or the counterparty. At October 31, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $99,017,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered Portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered Portfolio.

65

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Notes to Consolidated Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2013 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$5,113,516	$2,224,505	$986,837	$—
Net unrealized depreciation*	—	1,277,779	—	1,033,171	395,301
Receivable for open forward foreign currency exchange contracts	—	—	20,370,459	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	120,120,132	331,422	87,182	74,185,978	—

Total Asset Derivatives	$120,120,132	$6,722,717	$22,682,146	$76,205,986	$395,301

Written options outstanding, at value	$—	$—	$(8,044,580)	$—	$—
Net unrealized depreciation*	—	—	—	(40,929,844)	—
Payable for open forward foreign currency exchange contracts	—	—	(53,815,518)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(34,182,880)	(2,618,724)	—	(33,602,994)	—

Total Liability Derivatives	$(34,182,880)	$(2,618,724)	$(61,860,098)	$(74,532,838)	$—

*     Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts table and Centrally Cleared Swaps table above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2013 was as follows:

Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity

Net realized gain (loss) — Investment transactions	$—	$(4,657,259)	$(19,769,387)	$—	$(9,622,080)
Futures contracts	—	1,715,747	—	45,840,113	16,649,500
Written options	—	—	28,267,371	—	—
Swap contracts	(132,241,432)	(95,167)	(18,440)	(42,780,405)	—
Forward commodity contracts	—	—	—	—	(3,464,971)

Foreign currency and forward foreign currency exchange contract transactions	—	—	(54,046,381)	—	—

Total	$(132,241,432)	$(3,036,679)	$(45,566,837)	$3,059,708	$3,562,449

Change in unrealized appreciation (depreciation) — Investments	$—	$3,856,540	$(16,093,574)	$(324,696)	$102,080
Futures contracts	—	437,862	—	(39,850,628)	10,571,543
Written options	—	—	(13,648,029)	—	—
Swap contracts	36,074,198	(2,287,302)	87,182	49,033,396	—
Forward commodity contracts	—	—	—	—	9,488,742

Foreign currency and forward foreign currency exchange contracts	—	—	(17,754,309)	—	—

Total	$36,074,198	$2,007,100	$(47,408,730)	$8,858,072	$20,162,365

66

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Notes to Consolidated Financial Statements — continued

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts, interest rate swaption contracts and swap contracts outstanding during the year ended October 31, 2013, which are indicative of the volume of these derivative types, were approximately $1,618,339,000, $49,102,000, $6,831,643,000, $99,600,000 and $6,031,801,000, respectively.

The average principal amount of purchased currency options contracts, and average number of purchased index options contracts and average number of purchased commodity options contracts outstanding during the year ended October 31, 2013, which are indicative of the volume of these derivative types, were approximately $1,699,100,000, 255,556,000 contracts and 1,046 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2013.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

67

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Notes to Consolidated Financial Statements — continued

At October 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$2,474,516,785	$—	$2,474,516,785
Corporate Bonds & Notes	—	633,110	—	633,110
Collateralized Mortgage Obligations	—	77,688,120	—	77,688,120
Mortgage Pass-Throughs	—	1,100,992,709	—	1,100,992,709
U.S. Government Agency Obligations	—	314,399,286	—	314,399,286
U.S. Treasury Obligations	—	872,266,821	—	872,266,821
Common Stocks	7,598,623	22,452,568 *	—	30,051,191
Precious Metals	151,176,768	—	—	151,176,768
Currency Call Options Purchased	—	1,372,786	—	1,372,786
Currency Put Options Purchased	—	851,719	—	851,719
Interest Rate Swaptions Purchased	—	986,837	—	986,837
Call Options Purchased	—	5,113,516	—	5,113,516
Short-Term Investments —
Foreign Government Securities	—	883,810,625	—	883,810,625
U.S. Treasury Obligations	—	459,688,639	—	459,688,639
Repurchase Agreements	—	696,542,251	—	696,542,251
Other	—	83,253,953	—	83,253,953

Total Investments	$158,775,391	$6,994,569,725	$—	$7,153,345,116

Forward Foreign Currency Exchange Contracts	$—	$20,370,459	$—	$20,370,459
Swap Contracts	—	195,757,885	—	195,757,885
Futures Contracts	1,673,080	—	—	1,673,080

Total	$160,448,471	$7,210,698,069	$—	$7,371,146,540

Liability Description
Currency Put Options Written	$—	$(8,044,580)	$—	$(8,044,580)
Securities Sold Short	—	(622,895,561)	—	(622,895,561)
Forward Foreign Currency Exchange Contracts	—	(53,815,518)	—	(53,815,518)
Swap Contracts	—	(70,404,598)	—	(70,404,598)
Futures Contracts	(40,929,844)	—	—	(40,929,844)

Total	$(40,929,844)	$(755,160,257)	$—	$(796,090,101)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the year then ended.

68

Global Macro Portfolio

October 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2013, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated supplementary data for each of the five years in the period then ended. These consolidated financial statements and consolidated supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Portfolio and subsidiary as of October 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 20, 2013

69

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 190 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 190 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

70

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Payson F. Swaffield(2) 1956	President of the Trust and Vice President of the Portfolio	President of the Trust since 2013 and Vice President of the Portfolio since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Michael A. Cirami 1975	President of the Portfolio	Since 2012	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

71

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

James F. Kirchner(3) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).
(2)	Prior to October 1, 2013, Mr. Swaffield was Vice President of the Trust since 2011.
(3)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust and of the Portfolio since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

72

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

73

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Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3041-12/13	GMSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2012 and October 31, 2013 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/12	10/31/13
Audit Fees	$186,360	$229,280
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$33,330	$41,360
All Other Fees(3)	$7,630	$0

Total	$227,320	$270,640

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2012 and October 31, 2013; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/12	10/31/13
Registrant	$40,960	$41,360
Eaton Vance(1)	$566,619	$526,385

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	December 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 18, 2013

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	December 18, 2013